UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: May 31

Registrant is making a filing for 27 of its series:

Wells Fargo Growth Balanced Fund, Wells Fargo Moderate Balanced Fund, Wells Fargo C&B Large Cap Value Fund, Wells Fargo Diversified Equity Fund, Wells Fargo Emerging Growth Fund, Wells Fargo Index Fund, Wells Fargo International Value Fund, Wells Fargo Small Company Growth Fund, Wells Fargo Small Company Value Fund, Wells Fargo Dynamic Target Date Today Fund, Wells Fargo Dynamic Target Date 2015 Fund, Wells Fargo Dynamic Target Date 2020 Fund, Wells Fargo Dynamic Target Date 2025 Fund, Wells Fargo Dynamic Target Date 2030 Fund, Wells Fargo Dynamic Target Date 2035 Fund, Wells Fargo Dynamic Target Date 2040 Fund, Wells Fargo Dynamic Target Date 2045 Fund, Wells Fargo Dynamic Target Date 2050 Fund, Wells Fargo Dynamic Target Date 2055 Fund, Wells Fargo Dynamic Target Date 2060 Fund, Wells Fargo Core Bond Fund, Wells Fargo Real Return Fund, Wells Fargo WealthBuilder Conservative Allocation Fund, Wells Fargo WealthBuilder Growth Allocation Fund, Wells Fargo WealthBuilder Growth Balanced Fund, Wells Fargo WealthBuilder Moderate Balanced Fund, and Wells Fargo WealthBuilder Equity Fund.

Date of reporting period: August 31, 2017

ITEM 1.	INVESTMENTS

Wells Fargo Growth Balanced Fund	Portfolio of investments — August 31, 2017 (unaudited)

Security name					Value
Investment Companies : 99.96%

Affiliated Master Portfolios : 99.96%
Wells Fargo C&B Large Cap Value Portfolio					$13,192,876
Wells Fargo Core Bond Portfolio					17,046,365
Wells Fargo Diversified Large Cap Growth Portfolio					40,216,862
Wells Fargo Emerging Growth Portfolio					3,984,741
Wells Fargo Index Portfolio					39,913,716
Wells Fargo International Growth Portfolio					11,950,795
Wells Fargo International Value Portfolio					11,961,270
Wells Fargo Large Company Value Portfolio					26,457,795
Wells Fargo Managed Fixed Income Portfolio					59,649,441
Wells Fargo Real Return Portfolio					8,533,791
Wells Fargo Small Company Growth Portfolio					3,988,095
Wells Fargo Small Company Value Portfolio					7,808,145

Total Investment Companies (Cost $213,741,316)					244,703,892

		Yield	Maturity date	Principal
Short-Term Investments : 0.28%

U.S. Treasury Securities : 0.28%
U.S. Treasury Bill #(z)		0.92%	9-21-2017	$219,000	218,891
U.S. Treasury Bill #(z)		0.97	11-30-2017	463,000	461,866

Total Short-Term Investments (Cost $680,748)					680,757

Total investments in securities (Cost $214,422,064)*	100.24%				245,384,649

Other assets and liabilities, net	(0.24)				(581,997)

Total net assets	100.00%				$244,802,652

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

Futures Contracts

Description	Number of Contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Euro STOXX 50 Index	150	12-15-2017	5,068,197 EUR	$6,089,155	$55,717	$0
Short
10-Year U.S. Treasury Notes	167	12-19-2017	21,126,582 USD	21,206,391	0	(79,809)

1

Wells Fargo Growth Balanced Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2017 (unaudited)

The Fund seeks to achieve its investment objective by investing substantially all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund has acquired an indirect interest in those securities.    As of August 31, 2017, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo C&B Large Cap Value Portfolio	3%
Wells Fargo Core Bond Portfolio	0	*
Wells Fargo Diversified Large Cap Growth Portfolio	40
Wells Fargo Emerging Growth Portfolio	1
Wells Fargo Index Portfolio	2
Wells Fargo International Growth Portfolio	9
Wells Fargo International Value Portfolio	1
Wells Fargo Large Company Value Portfolio	39
Wells Fargo Managed Fixed Income Portfolio	54
Wells Fargo Real Return Portfolio	8
Wells Fargo Small Company Growth Portfolio	0	*
Wells Fargo Small Company Value Portfolio	4

*	The amount invested is less than 0.5%.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Short-term investments
U.S. Treasury securities	$680,757	$0	$0	$680,757
Investments measured at net asset value*				244,703,892

	680,757	0	0	245,384,649
Futures contracts	35,740	0	0	35,740

Total assets	$716,497	$0	$0	$245,420,389

Liabilities
Futures contracts	$28,703	$0	$0	$28,703

Total liabilities	$28,703	$0	$0	$28,703

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $244,703,892 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

As of August 31, 2017, each Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Index Portfolio	Seeks to replicate the total return of the S&P 500 Index, before expenses
Wells Fargo International Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo International Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Managed Fixed Income Portfolio	Seeks consistent fixed-income returns
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Moderate Balanced Fund	Portfolio of investments — August 31, 2017 (unaudited)

Security name					Value
Investment Companies : 100.15%

Affiliated Master Portfolios : 100.15%
Wells Fargo C&B Large Cap Value Portfolio					$5,328,900
Wells Fargo Core Bond Portfolio					14,392,319
Wells Fargo Diversified Large Cap Growth Portfolio					16,169,141
Wells Fargo Emerging Growth Portfolio					1,621,082
Wells Fargo Index Portfolio					16,052,758
Wells Fargo International Growth Portfolio					4,804,835
Wells Fargo International Value Portfolio					4,821,661
Wells Fargo Large Company Value Portfolio					10,713,076
Wells Fargo Managed Fixed Income Portfolio					50,369,038
Wells Fargo Real Return Portfolio					7,208,672
Wells Fargo Small Company Growth Portfolio					1,622,956
Wells Fargo Small Company Value Portfolio					3,212,895
Wells Fargo Stable Income Portfolio					23,912,437

Total Investment Companies (Cost $146,340,926)					160,229,770

		Yield	Maturity date	Principal
Short-Term Investments : 0.28%

U.S. Treasury Securities : 0.28%
U.S. Treasury Bill #(z)		0.92%	9-21-2017	$164,000	163,918
U.S. Treasury Bill #(z)		0.97	11-30-2017	282,000	281,309

Total Short-Term Investments (Cost $445,221)					445,227

Total investments in securities (Cost $146,786,147)	100.43%				160,674,997

Other assets and liabilities, net	(0.43)				(691,880)

Total net assets	100.00%				$159,983,117

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Euro STOXX 50 Index	98	12-15-2017	3,311,222 EUR	$3,978,248	$36,402	$0
Short
10-Year U.S. Treasury Note	110	12-19-2017	13,916,288 USD	13,968,281	0	(51,993)

Wells Fargo Moderate Balanced Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2017 (unaudited)

The Fund seeks to achieve its investment objective by investing substantially all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund has acquired an indirect interest in those securities. As of August 31, 2017, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo C&B Large Cap Value Portfolio	1%
Wells Fargo Core Bond Portfolio	0	*
Wells Fargo Diversified Large Cap Growth Portfolio	16
Wells Fargo Emerging Growth Portfolio	0	*
Wells Fargo Index Portfolio	1
Wells Fargo International Growth Portfolio	4
Wells Fargo International Value Portfolio	1
Wells Fargo Large Company Value Portfolio	16
Wells Fargo Managed Fixed Income Portfolio	46
Wells Fargo Real Return Portfolio	7
Wells Fargo Small Company Growth Portfolio	0	*
Wells Fargo Small Company Value Portfolio	2
Wells Fargo Stable Income Portfolio	100

*	The amount invested is less than 0.5%.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Short-term investments
U.S. Treasury securities	$445,227	$0	$0	$445,227
Investments measured at net asset value*				160,229,770

	445,227	0	0	160,674,997

Futures contracts	23,350	0	0	23,350

Total assets	$468,577	$0	$0	$160,698,347

Liabilities
Futures contracts	$18,906	$0	$0	$18,906

Total liabilities	$18,906	$0	$0	$18,906

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $160,229,770 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

As of August 31, 2017, each Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Index Portfolio	Seeks to replicate the total return of the S&P 500 Index, before expenses
Wells Fargo International Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo International Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Managed Fixed Income Portfolio	Seeks consistent fixed-income returns

Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Stable Income Portfolio	Seeks current income consistent with capital preservation

Wells Fargo C&B Large Cap Value Fund	Portfolio of investments — August 31, 2017 (unaudited)

Security name		Value
Investment Companies : 97.35%

Affiliated Master Portfolios : 97.35%
Wells Fargo C&B Large Cap Value Portfolio		$354,038,606

Total Investment Companies (Cost $271,150,027)		354,038,606

Total investments in securities (Cost $271,150,027)	97.35%	354,038,606

Other assets and liabilities, net	2.65	9,626,083

Total net assets	100.00%	$363,664,689

1

Wells Fargo C&B Large Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2017 (unaudited)

The Fund seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing. As of August 31, 2017, the Fund owns 91% of Wells Fargo C&B Large Cap Value Portfolio, the affiliated Master Portfolio.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At August 31, 2017, the Fund’s investment in Wells Fargo C&B Large Cap Value Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At August 31, 2017, the affiliated Master Portfolio valued at $354,038,606 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Federal tax cost

As of August 31, 2017, the aggregate cost of all investments for federal income tax purposes was $275,344,209 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$78,694,397
Gross unrealized losses	0

Net unrealized gains	$78,694,397

Wells Fargo C&B Large Cap Value Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 94.19%

Consumer Discretionary : 14.94%

Hotels, Restaurants & Leisure : 2.72%
Brinker International Incorporated «	82,700	$2,581,896
Carnival Corporation	115,400	8,017,991

		10,599,887

Household Durables : 2.32%
Whirlpool Corporation	52,600	9,027,212

Media : 4.57%
Omnicom Group Incorporated	126,900	9,185,022
Twenty-First Century Fox Incorporated Class A	311,000	8,580,490

		17,765,512

Textiles, Apparel & Luxury Goods : 5.33%
Gildan Activewear Incorporated	372,100	11,646,730
HanesBrands Incorporated «	375,400	9,107,204

		20,753,934

Consumer Staples : 4.69%

Beverages : 1.69%
Diageo plc ADR	48,900	6,572,649

Personal Products : 1.42%
Unilever NV ADR	92,900	5,527,550

Tobacco : 1.58%
Philip Morris International	52,700	6,162,211

Energy : 6.46%

Energy Equipment & Services : 1.91%
Schlumberger Limited	117,000	7,430,670

Oil, Gas & Consumable Fuels : 4.55%
Chevron Corporation	31,500	3,390,030
Exxon Mobil Corporation	113,000	8,625,290
World Fuel Services Corporation	165,000	5,699,100

		17,714,420

Financials : 27.10%

Banks : 5.98%
Bank of America Corporation	216,400	5,169,796
JPMorgan Chase & Company	121,300	11,024,957
PNC Financial Services Group Incorporated	56,600	7,098,206

		23,292,959

Capital Markets : 7.26%
Brookfield Asset Management Incorporated Class A «	230,600	9,120,230
Intercontinental Exchange Incorporated	121,800	7,876,806
State Street Corporation	122,000	11,283,780

		28,280,816

Consumer Finance : 1.68%
Synchrony Financial	212,700	6,549,033

11

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo C&B Large Cap Value Portfolio

Security name	Shares	Value
Diversified Financial Services : 2.74%
Berkshire Hathaway Incorporated Class B †	58,800	$10,652,208

Insurance : 9.44%
Chubb Limited	64,500	9,121,590
FNF Group	210,300	10,144,872
Markel Corporation †	3,024	3,181,218
RenaissanceRe Holdings Limited	49,800	6,930,168
The Progressive Corporation	158,300	7,357,784

		36,735,632

Health Care : 14.02%

Health Care Equipment & Supplies : 4.45%
Abbott Laboratories	198,600	10,116,684
Becton Dickinson & Company	36,100	7,199,784

		17,316,468

Health Care Providers & Services : 5.86%
Cardinal Health Incorporated	104,600	7,056,316
Laboratory Corporation of America Holdings †	53,900	8,455,293
UnitedHealth Group Incorporated	36,800	7,319,520

		22,831,129

Pharmaceuticals : 3.71%
Allergan plc	38,600	8,857,928
Johnson & Johnson	42,200	5,586,014

		14,443,942

Industrials : 13.99%

Aerospace & Defense : 1.63%
Rockwell Collins Incorporated	48,400	6,342,820

Air Freight & Logistics : 2.29%
United Parcel Service Incorporated Class B	77,900	8,908,644

Electrical Equipment : 3.51%
AMETEK Incorporated	110,100	6,963,825
Eaton Corporation plc	93,600	6,716,736

		13,680,561

Machinery : 3.52%
Parker-Hannifin Corporation	25,700	4,134,873
Snap-on Incorporated «	64,700	9,547,779

		13,682,652

Trading Companies & Distributors : 3.04%
AerCap Holdings NV †	235,200	11,830,560

Information Technology : 5.33%

Electronic Equipment, Instruments & Components : 1.48%
Arrow Electronics Incorporated †	23,870	1,895,994
TE Connectivity Limited	48,700	3,876,520

		5,772,514

IT Services : 2.71%
Accenture plc Class A	40,300	5,269,628

12

Wells Fargo C&B Large Cap Value Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name			Shares	Value
IT Services (continued)
Alliance Data Systems Corporation			23,400	$5,276,700

				10,546,328

Semiconductors & Semiconductor Equipment : 1.14%
Analog Devices Incorporated			53,002	4,434,677

Materials : 5.94%

Chemicals : 2.16%
Axalta Coating Systems Limited †			284,200	8,389,584

Containers & Packaging : 3.78%
Ball Corporation			180,700	7,226,193
Crown Holdings Incorporated †			126,900	7,490,907

				14,717,100

Real Estate : 1.72%

Real Estate Management & Development : 1.72%
CBRE Group Incorporated Class A †			185,600	6,696,448

Total Common Stocks (Cost $272,046,604)				366,658,120

		Yield
Short-Term Investments : 13.06%

Investment Companies : 13.06%
Securities Lending Cash Investment LLC (l)(r)(u)		1.25%	27,933,098	27,935,891
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.92	22,898,985	22,898,985

Total Short-Term Investments (Cost $50,834,827)				50,834,876

Total investments in securities (Cost $322,881,431)	107.25%			417,492,996
Other assets and liabilities, net	(7.25)			(28,236,476)

Total net assets	100.00%			$389,256,520

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company

13

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Investment companies - 13.06%

Securities Lending Cash Investment LLC	24,100,596	45,700,449	41,867,947	27,933,098	$27,935,891
Wells Fargo Government Money Market Fund Select Class	12,499,686	34,934,764	24,535,465	22,898,985	22,898,985

					$50,834,876

Wells Fargo C&B Large Cap Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$58,146,545	$0	$0	$58,146,545
Consumer staples	18,262,410	0	0	18,262,410
Energy	25,145,090	0	0	25,145,090
Financials	105,510,648	0	0	105,510,648
Health care	54,591,539	0	0	54,591,539
Industrials	54,445,237	0	0	54,445,237
Information technology	20,753,519	0	0	20,753,519
Materials	23,106,684	0	0	23,106,684
Real estate	6,696,448	0	0	6,696,448
Short-term investments
Investment companies	22,898,985	0	0	22,898,985
Investments measured at net asset value*				27,935,891

Total assets	$389,557,105	$0	$0	$417,492,996

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $27,935,891 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2017, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Diversified Equity Fund	Portfolio of investments — August 31, 2017 (unaudited)

Security name		Value
Investment Companies : 100.05%

Affiliated Master Portfolios : 100.05%
Wells Fargo C&B Large Cap Value Portfolio		$14,419,010
Wells Fargo Diversified Large Cap Growth Portfolio		43,635,222
Wells Fargo Emerging Growth Portfolio		4,327,519
Wells Fargo Index Portfolio		43,371,160
Wells Fargo International Growth Portfolio		12,933,544
Wells Fargo International Value Portfolio		12,946,018
Wells Fargo Large Company Value Portfolio		28,890,245
Wells Fargo Small Company Growth Portfolio		4,319,947
Wells Fargo Small Company Value Portfolio		8,421,438

Total Investment Companies (Cost $131,546,555)		173,264,103

Total investments in securities (Cost $131,546,555)	100.05%	173,264,103

Other assets and liabilities, net	(0.05)	(86,101)

Total net assets	100.00%	$173,178,002

1

Wells Fargo Diversified Equity Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2017 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund has acquired an indirect interest in those securities. As of August 31, 2017, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo C&B Large Cap Value Portfolio	4%
Wells Fargo Diversified Large Cap Growth Portfolio	44
Wells Fargo Emerging Growth Portfolio	1
Wells Fargo Index Portfolio	2
Wells Fargo International Growth Portfolio	10
Wells Fargo International Value Portfolio	2
Wells Fargo Large Company Value Portfolio	42
Wells Fargo Small Company Growth Portfolio	0	*
Wells Fargo Small Company Value Portfolio	4

*	The amount invested is less than 0.5%.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

As of August 31, 2017, each Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Index Portfolio	Seeks to replicate the total return of the S&P 500 Index, before expenses
Wells Fargo International Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo International Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

At August 31, 2017, the affiliated Master Portfolios in aggregate were valued at $173,264,103, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Wells Fargo Emerging Growth Fund	Portfolio of investments — August 31, 2017 (unaudited)

Security name		Value
Investment Companies : 100.13%

Affiliated Master Portfolios : 100.13%
Wells Fargo Emerging Growth Portfolio		$714,844,302

Total Investment Companies (Cost $503,862,100)		714,844,302

Total investments in securities (Cost $503,862,100)	100.13%	714,844,302

Other assets and liabilities, net	(0.13)	(960,268)

Total net assets	100.00%	$713,884,034

1

Wells Fargo Emerging Growth Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2017 (unaudited)

The Fund seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing. As of August 31, 2017, the Fund owns 91% of Wells Fargo Emerging Growth Portfolio, the affiliated Master Portfolio.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At August 31, 2017, the Fund’s investment in Wells Fargo Emerging Growth Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking long-term capital appreciation, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At August 31, 2017, the affiliated Master Portfolio valued at $714,844,302 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Emerging Growth Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Shares	Value

Common Stocks : 98.17%

Consumer Discretionary : 12.62%

Auto Components : 1.52%
Cooper-Standard Holdings Incorporated †	73,860	$7,428,839
LCI Industries	46,330	4,577,404

		12,006,243

Diversified Consumer Services : 1.50%
Chegg Incorporated «†	267,414	3,794,605
Grand Canyon Education Incorporated †	98,160	8,054,028

		11,848,633

Hotels, Restaurants & Leisure : 3.47%
Dave & Buster’s Entertainment Incorporated †	77,000	4,501,420
Planet Fitness Incorporated Class A	371,991	9,437,412
Playa Hotels & Resorts NV †	427,900	4,437,323
The Habit Restaurants Incorporated Class A †	202,878	2,637,414
Wingstop Incorporated «	195,598	6,339,331

		27,352,900

Household Durables : 0.34%
iRobot Corporation †	28,100	2,681,302

Leisure Products : 1.00%
MCBC Holdings Incorporated †	253,706	4,348,521
Nautilus Group Incorporated †	215,830	3,528,821

		7,877,342

Media : 1.10%
Nexstar Broadcasting Group Incorporated	144,400	8,692,880

Multiline Retail : 1.18%
Ollie’s Bargain Outlet Holdings Incorporated †	221,660	9,276,471

Specialty Retail : 2.51%
Camping World Holdings Incorporated Class A	101,844	3,742,767
Five Below Incorporated †	49,297	2,345,058
Lithia Motors Incorporated Class A	126,630	13,676,040

		19,763,865

Energy : 1.51%

Oil, Gas & Consumable Fuels : 1.51%
Matador Resources Company «†	160,736	3,790,155
PDC Energy Incorporated †	69,590	2,736,975
RSP Permian Incorporated †	172,658	5,418,008

		11,945,138

Financials : 6.28%

Capital Markets : 2.78%
Financial Engines Incorporated	268,270	8,866,324
MarketAxess Holdings Incorporated	35,681	6,884,649
Stifel Financial Corporation	128,900	6,154,975

		21,905,948

Insurance : 1.04%
Kinsale Capital Group Incorporated	216,230	8,184,306

21

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo Emerging Growth Portfolio

Security name	Shares	Value
Thrifts & Mortgage Finance : 2.46%
LendingTree Incorporated †	84,032	$19,407,190

Health Care : 24.46%

Biotechnology : 7.95%
Clovis Oncology Incorporated †	100,800	7,667,856
Exact Sciences Corporation †	133,100	5,575,559
Ligand Pharmaceuticals Incorporated «†	148,501	19,137,324
MiMedx Group Incorporated «†	280,200	4,558,854
Repligen Corporation †	260,480	11,375,162
Sage Therapeutics Incorporated †	33,000	2,714,250
Sarepta Therapeutics Incorporated «†	73,247	2,951,122
Spark Therapeutics Incorporated †	76,085	6,264,078
Ultragenyx Pharmaceutical Incorporated «†	43,244	2,467,503

		62,711,708

Health Care Equipment & Supplies : 9.92%
Cantel Medical Corporation	63,800	5,183,750
Glaukos Corporation «†	139,659	5,272,127
Heska Corporation †	43,600	4,434,992
Inogen Incorporated †	131,750	12,621,650
Integra LifeSciences Holdings Corporation †	287,440	14,656,566
iRhythm Technologies Incorporated †	175,512	8,378,943
Merit Medical Systems Incorporated †	95,000	3,923,500
Nevro Corporation †	182,355	15,715,354
NxStage Medical Incorporated †	285,170	7,984,760

		78,171,642

Health Care Providers & Services : 3.16%
Acadia Healthcare Company Incorporated «†	155,810	7,313,721
HealthEquity Incorporated †	301,712	12,904,222
Teladoc Incorporated «†	140,679	4,719,780

		24,937,723

Health Care Technology : 0.80%
Evolent Health Incorporated Class A «†	91,800	1,533,060
Vocera Communications Incorporated †	171,200	4,767,920

		6,300,980

Life Sciences Tools & Services : 1.07%
Cambrex Corporation †	58,800	3,063,480
INC Research Holdings Incorporated Class A †	91,025	5,343,168

		8,406,648

Pharmaceuticals : 1.56%
Dova Pharmaceuticals Incorporated «†	163,989	4,050,528
Kala Pharmaceuticals Incorporated †	83,117	2,102,860
Supernus Pharmaceuticals Incorporated †	134,500	6,160,100

		12,313,488

Industrials : 20.16%

Aerospace & Defense : 1.65%
HEICO Corporation	28,425	2,438,012
Mercury Computer Systems Incorporated †	218,645	10,549,621

		12,987,633

Airlines : 1.05%
SkyWest Incorporated	237,630	8,245,761

22

Wells Fargo Emerging Growth Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Shares	Value
Building Products : 1.36%
Apogee Enterprises Incorporated	185,460	$8,104,602
JELD-WEN Holding Incorporated †	85,966	2,623,682

		10,728,284

Commercial Services & Supplies : 0.80%
Advanced Disposal Services Incorporated †	265,322	6,325,276

Construction & Engineering : 3.34%
Dycom Industries Incorporated †	142,730	11,515,456
Granite Construction Incorporated	165,050	9,115,712
MasTec Incorporated †	139,600	5,695,680

		26,326,848

Machinery : 5.10%
John Bean Technologies Corporation	171,490	15,211,163
Milacron Holdings Corporation †	443,128	7,067,892
Mueller Water Products Incorporated Class A	410,420	4,920,936
REV Group Incorporated	145,083	3,654,641
Rexnord Corporation †	393,410	9,394,631

		40,249,263

Professional Services : 5.06%
On Assignment Incorporated †	474,343	22,626,161
WageWorks Incorporated †	293,064	17,276,123

		39,902,284

Trading Companies & Distributors : 1.80%
Beacon Roofing Supply Incorporated †	182,910	8,615,061
BMC Stock Holdings Incorporated †	273,760	5,557,328

		14,172,389

Information Technology : 33.14%

Communications Equipment : 0.38%
Quantenna Communications Incorporated †	163,222	3,032,665

Electronic Equipment, Instruments & Components : 1.43%
Littelfuse Incorporated	60,740	11,307,358

Internet Software & Services : 12.56%
2U Incorporated †	232,050	11,625,705
Cloudera Incorporated «†	101,838	1,975,657
Cornerstone OnDemand Incorporated †	125,500	4,389,990
Coupa Software Incorporated †	153,174	4,665,680
Envestnet Incorporated †	326,792	14,525,904
Five9 Incorporated †	578,800	12,444,200
GrubHub Incorporated «†	45,400	2,591,886
LogMeIn Incorporated	105,520	12,071,488
Q2 Holdings Incorporated †	618,643	25,116,906
SPS Commerce Incorporated †	77,238	4,705,339
Wix.com Limited †	75,610	4,922,211

		99,034,966

IT Services : 2.90%
InterXion Holding NV †	441,320	22,882,442

Semiconductors & Semiconductor Equipment : 5.40%
Cavium Incorporated †	134,280	8,501,267
MaxLinear Incorporated Class A †	274,278	5,924,405
Microsemi Corporation †	189,350	9,539,453

23

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo Emerging Growth Portfolio

Security name			Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Monolithic Power Systems Incorporated			127,580	$12,926,406
Semtech Corporation †			150,098	5,643,685

				42,535,216

Software : 10.47%
BlackLine Incorporated †			133,703	4,127,412
CyberArk Software Limited †			104,010	4,161,440
HubSpot Incorporated †			169,976	12,467,740
Paycom Software Incorporated †			92,930	6,933,507
Paylocity Holding Corporation †			130,193	6,397,684
Proofpoint Incorporated †			250,230	22,961,102
RealPage Incorporated †			116,600	5,025,460
RingCentral Incorporated Class A †			219,460	9,294,131
Talend SA ADR †			284,078	11,192,673

				82,561,149

Total Common Stocks (Cost $532,267,199)				774,075,941

		Yield
Short-Term Investments : 9.17%

Investment Companies : 9.17%
Securities Lending Cash Investment LLC (l)(r)(u)		1.25%	58,558,499	58,564,354
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.92	13,721,753	13,721,753

Total Short-Term Investments (Cost $72,281,459)				72,286,107

Total investments in securities (Cost $604,548,658)	107.34%			846,362,048
Other assets and liabilities, net	(7.34)			(57,891,298)

Total net assets	100.00%			$788,470,750

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company

24

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Investment companies - 9.17%
Securities Lending Cash Investment LLC	57,161,425	121,426,601	120,029,527	58,558,499	$58,564,354
Wells Fargo Government Money Market Fund Select Class	13,424,042	73,101,701	72,803,990	13,721,753	13,721,753

					$72,286,107

Wells Fargo Emerging Growth Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$99,499,636	$0	$0	$99,499,636
Energy	11,945,138	0	0	11,945,138
Financials	49,497,444	0	0	49,497,444
Health care	192,842,189	0	0	192,842,189
Industrials	158,937,738	0	0	158,937,738
Information technology	261,353,796	0	0	261,353,796
Short-term investments
Investment companies	13,721,753	0	0	13,721,753
Investments measured at net asset value*				58,564,354

Total assets	$787,797,694	$0	$0	$846,362,048

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $58,564,354 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2017, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Index Fund	Portfolio of investments — August 31, 2017 (unaudited)

Security name		Value
Investment Companies : 100.74%

Affiliated Master Portfolios : 100.74%
Wells Fargo Index Portfolio		$1,866,517,518

Total Investment Companies (Cost $519,867,389)		1,866,517,518

Total investments in securities (Cost $519,867,389)	100.74%	1,866,517,518

Other assets and liabilities, net	(0.74)	(13,656,757)

Total net assets	100.00%	$1,852,860,761

1

Wells Fargo Index Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2017 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing. As of August 31, 2017, the Fund owns 95% of Wells Fargo Index Portfolio, the affiliated Master Portfolio.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investment in the affiliated Master Portfolio is valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At August 31, 2017, the Fund’s investment in Wells Fargo Index Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking to replicate the total return of the S&P 500 Index, before fees and expenses, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At August 31, 2017, the affiliated Master Portfolio valued at 1,866,517,518 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Index Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 98.61%

Consumer Discretionary : 11.88%

Auto Components : 0.20%
BorgWarner Incorporated	18,261	$847,479
Delphi Automotive plc	24,522	2,363,921
The Goodyear Tire & Rubber Company	23,049	698,385

		3,909,785

Automobiles : 0.47%
Ford Motor Company	358,017	3,948,928
General Motors Company	125,705	4,593,261
Harley-Davidson Incorporated «	16,023	753,241

		9,295,430

Distributors : 0.11%
Genuine Parts Company	13,492	1,117,542
LKQ Corporation †	28,220	977,823

		2,095,365

Diversified Consumer Services : 0.03%
H&R Block Incorporated	18,964	507,097

Hotels, Restaurants & Leisure : 1.80%
Carnival Corporation	38,314	2,662,057
Chipotle Mexican Grill Incorporated «†	2,624	831,047
Darden Restaurants Incorporated	11,382	934,348
Hilton Worldwide Holdings Incorporated	18,756	1,206,573
Marriott International Incorporated Class A	28,440	2,945,815
McDonald’s Corporation	74,610	11,935,362
MGM Resorts International	44,193	1,456,601
Royal Caribbean Cruises Limited	15,356	1,911,208
Starbucks Corporation	132,556	7,272,022
Wyndham Worldwide Corporation	9,552	952,143
Wynn Resorts Limited	7,309	1,015,878
Yum! Brands Incorporated	30,282	2,326,263

		35,449,317

Household Durables : 0.44%
D.R. Horton Incorporated	31,285	1,130,953
Garmin Limited «	10,502	540,853
Leggett & Platt Incorporated	12,111	556,743
Lennar Corporation Class A	18,600	962,736
Mohawk Industries Incorporated †	5,783	1,463,793
Newell Rubbermaid Incorporated	44,222	2,135,038
PulteGroup Incorporated	25,993	671,139
Whirlpool Corporation	6,771	1,162,039

		8,623,294

Internet & Direct Marketing Retail : 2.69%
Amazon.com Incorporated †	36,315	35,610,489
Expedia Incorporated	11,128	1,650,950
Netflix Incorporated †	39,453	6,892,834
The Priceline Group Incorporated †	4,501	8,336,212
TripAdvisor Incorporated «†	10,109	431,958

		52,922,443

Leisure Products : 0.08%
Hasbro Incorporated	10,298	1,011,779

30

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo Index Portfolio

Security name	Shares	Value
Leisure Products (continued)
Mattel Incorporated	31,357	$508,611

		1,520,390

Media : 2.98%
CBS Corporation Class B	33,719	2,160,039
Charter Communications Incorporated Class A †	19,743	7,868,375
Comcast Corporation Class A	433,223	17,593,186
Discovery Communications Incorporated Class A †	14,076	312,628
Discovery Communications Incorporated Class C †	19,299	405,472
DISH Network Corporation Class A †	20,822	1,192,892
Interpublic Group of Companies Incorporated	36,168	728,424
News Corporation Class A	34,984	467,736
News Corporation Class B	10,964	150,207
Omnicom Group Incorporated	21,305	1,542,056
Scripps Networks Interactive Incorporated Class A	8,779	751,921
The Walt Disney Company	133,165	13,476,298
Time Warner Incorporated	70,991	7,177,190
Twenty-First Century Fox Incorporated Class A	96,329	2,657,717
Twenty-First Century Fox Incorporated Class B	44,588	1,208,335
Viacom Incorporated Class B	32,249	922,321

		58,614,797

Multiline Retail : 0.40%
Dollar General Corporation	23,094	1,675,701
Dollar Tree Incorporated †	21,666	1,725,480
Kohl’s Corporation	15,605	620,767
Macy’s Incorporated	27,874	578,943
Nordstrom Incorporated «	10,184	454,410
Target Corporation	50,502	2,753,874

		7,809,175

Specialty Retail : 2.04%
Advance Auto Parts Incorporated	6,760	661,804
AutoZone Incorporated †	2,577	1,361,790
Best Buy Company Incorporated	24,287	1,317,813
CarMax Incorporated †	16,954	1,138,461
Foot Locker Incorporated	12,013	423,218
L Brands Incorporated	22,056	798,868
Lowe’s Companies Incorporated	78,545	5,803,690
O’Reilly Automotive Incorporated †	8,330	1,633,763
Ross Stores Incorporated	35,883	2,097,361
Signet Jewelers Limited	6,261	394,881
Staples Incorporated	59,789	610,745
The Gap Incorporated	20,149	475,919
The Home Depot Incorporated	109,439	16,401,623
The TJX Companies Incorporated	58,884	4,257,313
Tiffany & Company	9,813	896,908
Tractor Supply Company	11,768	700,314
ULTA Beauty Incorporated †	5,338	1,179,751

		40,154,222

Textiles, Apparel & Luxury Goods : 0.64%
Coach Incorporated	25,734	1,073,108
HanesBrands Incorporated «	33,334	808,683
Michael Kors Holdings Limited †	14,265	602,268
Nike Incorporated Class B	121,308	6,406,275
PVH Corporation	7,140	898,855
Ralph Lauren Corporation	5,045	443,405
Under Armour Incorporated Class A «†	16,904	273,000
Under Armour Incorporated Class C «†	16,874	254,797
VF Corporation	29,326	1,843,726

		12,604,117

31

Wells Fargo Index Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Shares	Value
Consumer Staples : 8.36%

Beverages : 2.05%
Brown-Forman Corporation Class B	16,192	$858,824
Constellation Brands Incorporated Class A	15,694	3,140,369
Dr Pepper Snapple Group Incorporated	16,826	1,532,007
Molson Coors Brewing Company Class B	16,903	1,517,044
Monster Beverage Corporation †	36,903	2,059,925
PepsiCo Incorporated	130,762	15,133,086
The Coca-Cola Company	351,991	16,033,190

		40,274,445

Food & Staples Retailing : 1.76%
Costco Wholesale Corporation	40,148	6,292,798
CVS Health Corporation	93,258	7,212,574
Sysco Corporation	45,072	2,373,942
The Kroger Company	83,538	1,826,976
Wal-Mart Stores Incorporated	135,211	10,555,923
Walgreens Boots Alliance Incorporated	78,169	6,370,774

		34,632,987

Food Products : 1.24%
Archer Daniels Midland Company	52,238	2,158,474
Campbell Soup Company	17,553	810,949
ConAgra Foods Incorporated	37,002	1,201,085
General Mills Incorporated	52,738	2,808,826
Hormel Foods Corporation	24,692	759,032
Kellogg Company	23,086	1,511,210
McCormick & Company Incorporated	10,365	986,022
Mondelez International Incorporated Class A	138,888	5,647,186
The Hershey Company	12,815	1,344,550
The J.M. Smucker Company	10,657	1,116,427
The Kraft Heinz Company	54,615	4,410,161
Tyson Foods Incorporated Class A	26,380	1,669,854

		24,423,776

Household Products : 1.74%
Church & Dwight Company Incorporated	22,816	1,144,679
Colgate-Palmolive Company	80,855	5,792,452
Kimberly-Clark Corporation	32,489	4,005,569
The Clorox Company	11,790	1,633,269
The Procter & Gamble Company	234,119	21,602,160

		34,178,129

Personal Products : 0.15%
Coty Incorporated Class A	43,115	714,847
The Estee Lauder Companies Incorporated Class A	20,493	2,192,546

		2,907,393

Tobacco : 1.42%
Altria Group Incorporated	176,819	11,210,325
Philip Morris International	142,171	16,624,055

		27,834,380

Energy : 5.59%

Energy Equipment & Services : 0.77%
Baker Hughes Incorporated	38,948	1,320,337
Halliburton Company	79,443	3,095,894
Helmerich & Payne Incorporated «	9,938	420,775
National Oilwell Varco Incorporated	34,788	1,066,948

32

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo Index Portfolio

Security name	Shares	Value
Energy Equipment & Services (continued)
Schlumberger Limited	127,190	$8,077,837
TechnipFMC plc †	42,711	1,103,225

		15,085,016

Oil, Gas & Consumable Fuels : 4.82%
Anadarko Petroleum Corporation	51,292	2,099,382
Andeavor Corporation	13,834	1,385,475
Apache Corporation	34,818	1,352,331
Cabot Oil & Gas Corporation	42,613	1,088,762
Chesapeake Energy Corporation «†	69,823	254,156
Chevron Corporation	173,424	18,663,891
Cimarex Energy Company	8,706	867,901
Concho Resources Incorporated †	13,563	1,505,086
ConocoPhillips	113,242	4,944,146
Devon Energy Corporation	48,121	1,510,999
EOG Resources Incorporated	52,842	4,491,042
EQT Corporation	15,865	989,024
Exxon Mobil Corporation	387,871	29,606,193
Hess Corporation	24,736	962,230
Kinder Morgan Incorporated	175,744	3,397,132
Marathon Oil Corporation	77,806	865,203
Marathon Petroleum Corporation	47,484	2,490,536
Newfield Exploration Company †	18,234	476,454
Noble Energy Incorporated	41,667	990,425
Occidental Petroleum Corporation	69,988	4,178,284
ONEOK Incorporated	34,775	1,883,414
Phillips 66 Company	40,156	3,365,474
Pioneer Natural Resources Company	15,570	2,018,651
Range Resources Corporation	17,225	299,026
The Williams Companies Incorporated	75,635	2,248,629
Valero Energy Corporation	40,939	2,787,946

		94,721,792

Financials : 14.02%

Banks : 6.14%
Bank of America Corporation	910,976	21,763,217
BB&T Corporation	74,271	3,423,150
Citigroup Incorporated	252,028	17,145,465
Citizens Financial Group Incorporated	46,368	1,536,172
Comerica Incorporated	16,196	1,105,377
Fifth Third Bancorp	68,678	1,794,556
Huntington Bancshares Incorporated	99,513	1,252,869
JPMorgan Chase & Company	325,216	29,558,882
KeyCorp	100,335	1,726,765
M&T Bank Corporation	14,084	2,082,460
People’s United Financial Incorporated	31,521	526,401
PNC Financial Services Group Incorporated	44,295	5,555,036
Regions Financial Corporation	110,034	1,552,580
SunTrust Banks Incorporated	44,256	2,438,506
US Bancorp	145,011	7,431,814
Wells Fargo & Company (l)	411,700	21,025,519
Zions Bancorporation	18,548	809,806

		120,728,575

Capital Markets : 2.86%
Affiliated Managers Group Incorporated	5,181	915,431
Ameriprise Financial Incorporated	13,955	1,932,907
Bank of New York Mellon Corporation	95,188	4,976,429
BlackRock Incorporated	11,098	4,650,173
CBOE Holdings Incorporated	8,410	848,485
CME Group Incorporated	31,103	3,912,757
E*TRADE Financial Corporation †	25,143	1,031,114
Franklin Resources Incorporated	31,343	1,354,958
Intercontinental Exchange Incorporated	54,197	3,504,920

33

Wells Fargo Index Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Shares	Value
Capital Markets (continued)
Invesco Limited	37,243	$1,220,826
Moody’s Corporation	15,235	2,041,947
Morgan Stanley	130,380	5,932,290
Northern Trust Corporation	19,755	1,748,318
Raymond James Financial Incorporated	11,733	918,929
S&P Global Incorporated	23,598	3,641,879
State Street Corporation	32,373	2,994,179
T. Rowe Price Group Incorporated	22,085	1,863,091
The Charles Schwab Corporation	111,383	4,444,182
The Goldman Sachs Group Incorporated	33,510	7,497,527
The NASDAQ OMX Group Incorporated	10,433	786,440

		56,216,782

Consumer Finance : 0.71%
American Express Company	68,724	5,917,136
Capital One Financial Corporation	44,210	3,519,558
Discover Financial Services	34,802	2,051,578
Navient Corporation	26,083	344,296
Synchrony Financial	70,507	2,170,911

		14,003,479

Diversified Financial Services : 1.64%
Berkshire Hathaway Incorporated Class B †	173,875	31,499,195
Leucadia National Corporation	29,643	701,946

		32,201,141

Insurance : 2.67%
AFLAC Incorporated	36,327	2,998,794
American International Group Incorporated	80,506	4,869,003
Aon plc	23,989	3,338,309
Arthur J. Gallagher & Company	16,429	951,239
Assurant Incorporated	5,015	474,870
Brighthouse Financial Incorporated †	8,991	513,137
Chubb Limited	42,741	6,044,432
Cincinnati Financial Corporation	13,718	1,054,091
Everest Reinsurance Group Limited	3,759	949,072
Lincoln National Corporation	20,530	1,393,166
Loews Corporation	25,273	1,177,216
Marsh & McLennan Companies Incorporated	47,173	3,683,268
MetLife Incorporated	98,902	4,631,581
Principal Financial Group Incorporated	24,536	1,533,991
Prudential Financial Incorporated	39,270	4,008,682
The Allstate Corporation	33,367	3,019,714
The Hartford Financial Services Group Incorporated	33,627	1,818,212
The Progressive Corporation	53,174	2,471,528
The Travelers Companies Incorporated	25,577	3,099,421
Torchmark Corporation	9,959	766,544
Unum Group	20,890	1,006,480
Willis Towers Watson plc	11,633	1,727,152
XL Group Limited	23,932	980,255

		52,510,157

Health Care : 14.44%

Biotechnology : 3.12%
AbbVie Incorporated	145,686	10,970,156
Alexion Pharmaceuticals Incorporated †	20,555	2,927,238
Amgen Incorporated	67,362	11,974,943
Biogen Idec Incorporated	19,554	6,190,014
Celgene Corporation †	71,475	9,930,022
Gilead Sciences Incorporated	119,615	10,012,972
Incyte Corporation †	15,558	2,137,825
Regeneron Pharmaceuticals Incorporated †	6,975	3,465,878

34

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo Index Portfolio

Security name	Shares	Value
Biotechnology (continued)
Vertex Pharmaceuticals Incorporated †	22,799	$3,660,151

		61,269,199

Health Care Equipment & Supplies : 2.78%
Abbott Laboratories	158,843	8,091,462
Align Technology Incorporated †	6,912	1,221,627
Baxter International Incorporated	44,649	2,770,024
Becton Dickinson & Company	20,811	4,150,546
Boston Scientific Corporation †	125,352	3,453,448
C.R. Bard Incorporated	6,629	2,126,649
Danaher Corporation	55,914	4,664,346
Dentsply Sirona Incorporated	20,983	1,187,008
Edwards Lifesciences Corporation †	19,205	2,182,840
Hologic Incorporated †	25,632	989,395
IDEXX Laboratories Incorporated †	8,067	1,253,854
Intuitive Surgical Incorporated †	3,372	3,387,747
Medtronic plc	125,305	10,102,089
ResMed Incorporated	12,982	1,007,144
Stryker Corporation	28,397	4,014,484
The Cooper Companies Incorporated	4,472	1,121,712
Varian Medical Systems Incorporated	8,414	893,988
Zimmer Biomet Holdings Incorporated	18,420	2,104,853

		54,723,216

Health Care Providers & Services : 2.77%
Aetna Incorporated	30,363	4,788,245
AmerisourceBergen Corporation	15,191	1,219,078
Anthem Incorporated	24,256	4,755,146
Cardinal Health Incorporated	28,915	1,950,606
Centene Corporation †	15,770	1,401,165
CIGNA Corporation	23,435	4,266,576
DaVita HealthCare Partners Incorporated †	14,251	834,539
Envision Healthcare Corporation †	10,752	563,512
Express Scripts Holding Company †	54,330	3,413,011
HCA Holdings Incorporated †	26,197	2,060,656
Henry Schein Incorporated †	7,262	1,261,264
Humana Incorporated	13,210	3,403,160
Laboratory Corporation of America Holdings †	9,364	1,468,931
McKesson Corporation	19,306	2,882,579
Patterson Companies Incorporated	7,469	287,557
Quest Diagnostics Incorporated	12,525	1,357,084
UnitedHealth Group Incorporated	88,212	17,545,367
Universal Health Services Incorporated Class B	8,184	884,936

		54,343,412

Health Care Technology : 0.09%
Cerner Corporation †	26,912	1,824,095

Life Sciences Tools & Services : 0.81%
Agilent Technologies Incorporated	29,503	1,909,434
Illumina Incorporated †	13,365	2,732,608
Mettler-Toledo International Incorporated †	2,364	1,430,433
PerkinElmer Incorporated	10,073	674,790
Quintiles Transnational Holdings Incorporated †	12,561	1,206,233
Thermo Fisher Scientific Incorporated	35,811	6,701,671
Waters Corporation †	7,327	1,344,358

		15,999,527

Pharmaceuticals : 4.87%
Allergan plc	30,745	7,055,363
Bristol-Myers Squibb Company	150,803	9,120,565
Eli Lilly & Company	88,882	7,225,218
Johnson & Johnson	246,588	32,640,854
Merck & Company Incorporated	250,371	15,988,692

35

Wells Fargo Index Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Shares	Value
Pharmaceuticals (continued)
Mylan NV †	42,194	$1,328,267
Perrigo Company plc	13,124	1,036,271
Pfizer Incorporated	546,284	18,529,953
Zoetis Incorporated	44,927	2,816,923

		95,742,106

Industrials : 9.95%

Aerospace & Defense : 2.47%
Arconic Incorporated	40,347	1,027,638
General Dynamics Corporation	25,959	5,226,845
L-3 Technologies Incorporated	7,129	1,293,771
Lockheed Martin Corporation	22,786	6,958,617
Northrop Grumman Corporation	15,980	4,349,916
Raytheon Company	26,644	4,849,474
Rockwell Collins Incorporated	14,864	1,947,927
Textron Incorporated	24,504	1,202,901
The Boeing Company	51,383	12,314,450
TransDigm Group Incorporated «	4,476	1,166,714
United Technologies Corporation	68,209	8,165,981

		48,504,234

Air Freight & Logistics : 0.71%
C.H. Robinson Worldwide Incorporated	12,897	910,915
Expeditors International of Washington Incorporated	16,492	925,201
FedEx Corporation	22,517	4,827,194
United Parcel Service Incorporated Class B	63,049	7,210,284

		13,873,594

Airlines : 0.54%
Alaska Air Group Incorporated	11,314	844,703
American Airlines Group Incorporated	45,091	2,017,371
Delta Air Lines Incorporated	67,376	3,179,473
Southwest Airlines Company	55,350	2,885,949
United Continental Holdings Incorporated †	25,794	1,598,196

		10,525,692

Building Products : 0.35%
A.O. Smith Corporation	13,481	750,757
Allegion plc	8,721	686,430
Fortune Brands Home & Security Incorporated	14,083	880,610
Johnson Controls International plc	85,873	3,399,712
Masco Corporation	29,287	1,076,883

		6,794,392

Commercial Services & Supplies : 0.30%
Cintas Corporation	7,906	1,067,389
Republic Services Incorporated	21,044	1,372,911
Stericycle Incorporated †	7,805	561,101
Waste Management Incorporated	37,206	2,868,955

		5,870,356

Construction & Engineering : 0.08%
Fluor Corporation	12,795	493,503
Jacobs Engineering Group Incorporated	11,023	600,643
Quanta Services Incorporated †	13,558	487,139

		1,581,285

36

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo Index Portfolio

Security name	Shares	Value
Electrical Equipment : 0.53%
Acuity Brands Incorporated «	4,037	$713,701
AMETEK Incorporated	21,064	1,332,298
Eaton Corporation plc	40,945	2,938,213
Emerson Electric Company	58,994	3,483,006
Rockwell Automation Incorporated	11,793	1,934,760

		10,401,978

Industrial Conglomerates : 2.16%
3M Company	54,703	11,176,917
General Electric Company	797,177	19,570,695
Honeywell International Incorporated	69,783	9,648,895
Roper Industries Incorporated	9,340	2,154,364

		42,550,871

Machinery : 1.52%
Caterpillar Incorporated	53,930	6,336,236
Cummins Incorporated	14,146	2,254,589
Deere & Company	26,937	3,122,806
Dover Corporation	14,250	1,209,540
Flowserve Corporation	11,956	469,632
Fortive Corporation	27,601	1,793,237
Illinois Tool Works Incorporated	28,460	3,913,535
Ingersoll-Rand plc	23,436	2,001,200
Paccar Incorporated	32,155	2,132,841
Parker-Hannifin Corporation	12,191	1,961,410
Pentair plc	15,348	952,343
Snap-on Incorporated	5,305	782,859
Stanley Black & Decker Incorporated	14,003	2,016,432
Xylem Incorporated	16,451	1,021,114

		29,967,774

Professional Services : 0.29%
Equifax Incorporated	11,004	1,567,740
IHS Markit Limited †	29,051	1,360,749
Nielsen Holdings plc	30,744	1,194,404
Robert Half International Incorporated	11,642	527,383
Verisk Analytics Incorporated †	14,075	1,140,779

		5,791,055

Road & Rail : 0.86%
CSX Corporation	84,461	4,239,942
J.B. Hunt Transport Services Incorporated	7,853	776,583
Kansas City Southern	9,711	1,004,409
Norfolk Southern Corporation	26,526	3,196,914
Union Pacific Corporation	73,911	7,782,828

		17,000,676

Trading Companies & Distributors : 0.14%
Fastenal Company	26,479	1,129,859
United Rentals Incorporated †	7,736	913,312
W.W. Grainger Incorporated «	4,919	799,682

		2,842,853

Information Technology : 23.17%

Communications Equipment : 0.97%
Cisco Systems Incorporated	457,695	14,742,356
F5 Networks Incorporated †	5,923	707,088
Harris Corporation	11,160	1,371,564
Juniper Networks Incorporated	34,976	969,884

37

Wells Fargo Index Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Shares	Value
Communications Equipment (continued)
Motorola Solutions Incorporated	14,964	$1,318,628

		19,109,520

Electronic Equipment, Instruments & Components : 0.40%
Amphenol Corporation Class A	27,975	2,264,297
Corning Incorporated	84,236	2,422,627
FLIR Systems Incorporated	12,491	474,658
TE Connectivity Limited	32,498	2,586,841

		7,748,423

Internet Software & Services : 4.77%
Akamai Technologies Incorporated †	15,824	746,102
Alphabet Incorporated Class A †	27,244	26,024,559
Alphabet Incorporated Class C †	27,314	25,656,860
eBay Incorporated †	92,140	3,329,018
Facebook Incorporated Class A †	216,372	37,209,493
VeriSign Incorporated «†	8,081	838,404

		93,804,436

IT Services : 3.91%
Accenture plc Class A	56,761	7,422,068
Alliance Data Systems Corporation	5,096	1,149,148
Automatic Data Processing Incorporated	40,955	4,360,479
Cognizant Technology Solutions Corporation Class A	53,916	3,815,635
CSRA Incorporated	13,300	419,083
DXC Technology Company	25,920	2,203,200
Fidelity National Information Services Incorporated	30,261	2,811,852
Fiserv Incorporated †	19,441	2,405,046
Gartner Incorporated †	8,278	998,244
Global Payments Incorporated	13,958	1,332,849
International Business Machines Corporation	78,260	11,193,528
MasterCard Incorporated Class A	85,862	11,445,405
Paychex Incorporated	29,267	1,669,097
PayPal Holdings Incorporated †	102,263	6,307,582
Total System Services Incorporated	15,161	1,047,928
Visa Incorporated Class A	169,002	17,495,087
Western Union Company	43,138	816,171

		76,892,402

Semiconductors & Semiconductor Equipment : 3.52%
Advanced Micro Devices Incorporated «†	70,934	922,142
Analog Devices Incorporated	33,595	2,810,894
Applied Materials Incorporated	98,370	4,438,454
Broadcom Limited	36,740	9,261,052
Intel Corporation	431,052	15,116,994
KLA-Tencor Corporation	14,350	1,344,452
Lam Research Corporation	14,766	2,450,861
Microchip Technology Incorporated	20,999	1,822,713
Micron Technology Incorporated †	95,193	3,043,320
NVIDIA Corporation	54,465	9,228,550
Qorvo Incorporated †	11,634	851,841
QUALCOMM Incorporated	135,242	7,069,099
Skyworks Solutions Incorporated	16,891	1,779,636
Texas Instruments Incorporated	91,201	7,553,267
Xilinx Incorporated	22,706	1,499,958

		69,193,233

Software : 5.08%
Activision Blizzard Incorporated	63,470	4,161,093
Adobe Systems Incorporated †	45,284	7,026,265
Ansys Incorporated †	7,826	1,008,145

38

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo Index Portfolio

Security name	Shares	Value
Software (continued)
Autodesk Incorporated †	17,753	$2,032,008
CA Incorporated	28,684	951,735
Citrix Systems Incorporated	13,836	1,082,114
Electronic Arts Incorporated †	28,379	3,448,049
Intuit Incorporated	22,281	3,151,647
Microsoft Corporation	706,720	52,841,454
Oracle Corporation	274,954	13,838,435
Red Hat Incorporated †	16,273	1,749,348
Salesforce.com Incorporated †	61,208	5,844,752
Symantec Corporation	55,677	1,669,196
Synopsys Incorporated †	13,759	1,106,499

		99,910,740

Technology Hardware, Storage & Peripherals : 4.52%
Apple Incorporated	477,264	78,271,296
Hewlett Packard Enterprise Company	152,394	2,752,236
HP Incorporated	154,089	2,940,018
NetApp Incorporated	24,802	958,845
Seagate Technology plc «	27,187	857,206
Western Digital Corporation	26,660	2,353,278
Xerox Corporation	19,542	630,620

		88,763,499

Materials : 2.86%

Chemicals : 2.09%
Air Products & Chemicals Incorporated	19,930	2,897,224
Albemarle Corporation	10,138	1,178,644
CF Industries Holdings Incorporated	21,340	618,647
E.I. du Pont de Nemours & Company	79,624	6,682,842
Eastman Chemical Company	13,349	1,150,684
Ecolab Incorporated	23,895	3,185,204
FMC Corporation	12,266	1,057,575
International Flavors & Fragrances Incorporated	7,229	989,289
LyondellBasell Industries NV Class A	30,235	2,738,989
Monsanto Company	40,168	4,707,690
PPG Industries Incorporated	23,452	2,446,513
Praxair Incorporated	26,167	3,442,007
The Dow Chemical Company	102,960	6,862,284
The Mosaic Company	32,131	641,977
The Sherwin-Williams Company	7,417	2,516,366

		41,115,935

Construction Materials : 0.14%
Martin Marietta Materials Incorporated	5,733	1,215,339
Vulcan Materials Company	12,097	1,466,882

		2,682,221

Containers & Packaging : 0.36%
Avery Dennison Corporation	8,106	764,072
Ball Corporation	32,049	1,281,640
International Paper Company	37,796	2,036,071
Packaging Corporation of America	8,623	969,311
Sealed Air Corporation	17,924	795,467
WestRock Company	22,985	1,308,076

		7,154,637

Metals & Mining : 0.27%
Freeport-McMoRan Incorporated †	121,843	1,800,840
Newmont Mining Corporation	48,811	1,871,414

39

Wells Fargo Index Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Shares	Value
Metals & Mining (continued)
Nucor Corporation	29,205	$1,609,488

		5,281,742

Real Estate : 3.02%

Equity REITs : 2.97%
Alexandria Real Estate Equities Incorporated	8,337	1,011,361
American Tower Corporation	38,904	5,759,737
Apartment Investment & Management Company Class A	14,373	651,528
AvalonBay Communities Incorporated	12,613	2,367,838
Boston Properties Incorporated	14,084	1,698,530
Crown Castle International Corporation	36,854	3,996,448
Digital Realty Trust Incorporated	14,625	1,730,723
Duke Realty Corporation	32,550	967,386
Equinix Incorporated	7,132	3,340,700
Equity Residential Company Limited	33,609	2,256,844
Essex Property Trust Incorporated	6,005	1,597,150
Extra Space Storage Incorporated	11,526	894,763
Federal Realty Investment Trust	6,612	839,261
GGP Incorporated	53,323	1,106,452
HCP Incorporated	42,892	1,278,611
Host Hotels & Resorts Incorporated	67,715	1,226,996
Iron Mountain Incorporated	22,484	886,319
Kimco Realty Corporation	38,964	764,474
Mid-America Apartment Communities Incorporated	10,397	1,106,865
Prologis Incorporated	48,544	3,075,748
Public Storage Incorporated	13,686	2,810,283
Realty Income Corporation	24,995	1,438,712
Regency Centers Corporation	13,389	861,180
SBA Communications Corporation †	11,104	1,705,064
Simon Property Group Incorporated	28,578	4,482,459
SL Green Realty Corporation	9,321	898,358
The Macerich Company	10,902	575,299
UDR Incorporated	24,477	950,197
Ventas Incorporated	32,484	2,223,205
Vornado Realty Trust	15,768	1,174,558
Welltower Incorporated	33,518	2,454,188
Weyerhaeuser Company	68,772	2,242,655

		58,373,892

Real Estate Management & Development : 0.05%
CBRE Group Incorporated Class A †	27,526	993,138

Telecommunication Services : 2.11%

Diversified Telecommunication Services : 2.11%
AT&T Incorporated	562,775	21,081,552
CenturyLink Incorporated «	50,237	990,674
Level 3 Communications Incorporated †	26,795	1,458,452
Verizon Communications Incorporated	373,417	17,912,813

		41,443,491

Utilities : 3.21%

Electric Utilities : 2.02%
Alliant Energy Corporation	20,854	891,300
American Electric Power Company Incorporated	45,010	3,314,086
Duke Energy Corporation	64,066	5,592,962
Edison International	29,824	2,391,288
Entergy Corporation	16,428	1,300,605
Eversource Energy	29,007	1,827,441
Exelon Corporation	84,773	3,210,354
FirstEnergy Corporation	40,619	1,323,367
NextEra Energy Incorporated	42,855	6,450,106

40

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo Index Portfolio

Security name				Shares	Value
Electric Utilities (continued)
PG&E Corporation				46,740	$3,289,561
Pinnacle West Capital Corporation				10,212	918,774
PPL Corporation				62,536	2,453,913
The Southern Company				91,044	4,393,783
Xcel Energy Incorporated				46,480	2,300,760

					39,658,300

Independent Power & Renewable Electricity Producers : 0.07%
AES Corporation				60,428	667,125
NRG Energy Incorporated				28,933	720,721

					1,387,846

Multi-Utilities : 1.06%
Ameren Corporation				22,210	1,332,378
CenterPoint Energy Incorporated				39,450	1,168,509
CMS Energy Corporation				25,672	1,246,119
Consolidated Edison Incorporated				27,954	2,355,684
Dominion Resources Incorporated				57,576	4,535,262
DTE Energy Company				16,421	1,844,407
NiSource Incorporated				29,608	795,567
Public Service Enterprise Group Incorporated				46,307	2,169,020
SCANA Corporation				13,082	789,891
Sempra Energy				22,961	2,707,791
WEC Energy Group Incorporated				28,887	1,884,010

					20,828,638

Water Utilities : 0.06%
American Water Works Company Incorporated				16,311	1,319,560

Total Common Stocks (Cost $744,782,441)					1,938,491,452

		Yield
Short-Term Investments : 1.41%

Investment Companies : 1.36%
Securities Lending Cash Investment LLC (l)(r)(u)		1.25%		10,952,243	10,953,338
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.92		15,737,166	15,737,166

					26,690,504

			Maturity date	Principal
U.S. Treasury Securities : 0.05%
U.S. Treasury Bill (z)#		0.93	9-21-2017	$190,000	189,905
U.S. Treasury Bill (z)#		0.96	11-16-2017	347,000	346,322
U.S. Treasury Bill (z)#		0.98	10-5-2017	146,000	145,848
U.S. Treasury Bill (z)#		0.98	11-24-2017	349,000	348,217

					1,030,292

Total Short-Term Investments (Cost $27,720,150)					27,720,796

Total investments in securities (Cost $772,502,591)	100.02%				1,966,212,248
Other assets and liabilities, net	(0.02)				(357,095)

Total net assets	100.00%				$1,965,855,153

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

41

Wells Fargo Index Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:
LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

42

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains
Long
S&P 500 Index	36	9-14-2017	$22,119,780	$22,230,900	$111,120

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Common Stocks - 1.07%
Financials - 1.07%
Banks - 1.07%
Wells Fargo & Company	$432,148	$321	$20,769	$411,700	$21,025,519

Short-Term Investment - 1.36%
Investment companies - 1.36%
Securities Lending Cash Investment LLC	10,256,007	31,800,864	31,104,628	10,952,243	10,953,338

Wells Fargo Government Money Market Fund Select Class	17,511,265	90,094,227	91,868,326	15,737,166	15,737,166

					26,690,504

					$47,716,023

Wells Fargo Index Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Futures contracts

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$233,505,432	$0	$0	$233,505,432
Consumer staples	164,251,110	0	0	164,251,110
Energy	109,806,808	0	0	109,806,808
Financials	275,660,134	0	0	275,660,134
Health care	283,901,555	0	0	283,901,555
Industrials	195,704,760	0	0	195,704,760
Information technology	455,422,253	0	0	455,422,253
Materials	56,234,535	0	0	56,234,535
Real estate	59,367,030	0	0	59,367,030
Telecommunication services	41,443,491	0	0	41,443,491
Utilities	63,194,344	0	0	63,194,344
Short-term investments
Investment companies	15,737,166	0	0	15,737,166
U.S. Treasury securities	1,030,292	0	0	1,030,292
Investments measured at net asset value*				10,953,338

	1,955,258,910	0	0	1,966,212,248
Futures contracts	128,700	0	0	128,700

Total assets	$1,955,387,610	$0	$0	$1,966,340,948

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $10,953,338 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2017, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo International Value Fund	Portfolio of investments — August 31, 2017 (unaudited)

Security name		Value
Investment Companies : 99.81%

Affiliated Master Portfolios : 99.81%
Wells Fargo International Value Portfolio		$776,491,988

Total Investment Companies (Cost $711,992,375)		776,491,988

Total investments in securities (Cost $711,992,375)	99.81%	776,491,988

Other assets and liabilities, net	0.19	1,458,007

Total net assets	100.00%	$777,949,995

1

Wells Fargo International Value Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2017 (unaudited)

The Fund seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing. As of August 31, 2017, the Fund owns 96% of Wells Fargo International Value Portfolio, the affiliated Master Portfolio.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At August 31, 2017, the Fund’s investment in Wells Fargo International Value Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking long-term capital appreciation, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At August 31, 2017, the affiliated Master Portfolio valued at $776,491,988 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo International Value Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 96.41%

Australia : 5.55%
Arrium Limited (Materials, Metals & Mining)†(a)	3,063,400	$2
Asaleo Care Limited (Consumer Staples, Personal Products)	1,262,800	1,571,045
Automotive Holdings Group Limited (Consumer Discretionary, Specialty Retail)«	410,016	1,043,015
Bendigo Bank Limited (Financials, Banks)	272,500	2,588,655
BlueScope Steel Limited (Materials, Metals & Mining)	246,000	2,125,712
Cabcharge Australia Limited (Industrials, Commercial Services & Supplies)	207,386	344,560
CSR Limited (Materials, Construction Materials)	754,900	2,424,435
Downer EDI Limited (Industrials, Commercial Services & Supplies)	518,900	2,936,996
Fortescue Metals Group Limited (Materials, Metals & Mining)	602,200	2,877,100
Harvey Norman Holdings Limited (Consumer Discretionary, Multiline Retail)«	455,500	1,477,367
Lendlease Corporation Limited (Real Estate, Real Estate Management & Development)	407,700	5,373,595
Macquarie Group Limited (Financials, Capital Markets)	69,800	4,816,315
McMillan Shakespeare Limited (Industrials, Professional Services)	158,800	1,925,130
Metcash Limited (Consumer Staples, Food & Staples Retailing)	1,164,200	2,517,307
Mineral Resources Limited (Materials, Metals & Mining)	300,500	3,542,626
Mirvac Group (Real Estate, Equity REITs)	1,327,400	2,448,102
Myer Holdings Limited (Consumer Discretionary, Multiline Retail)«	1,702,400	987,926
Qantas Airways Limited (Industrials, Airlines)	1,021,400	4,644,421
Retail Food Group Limited (Consumer Discretionary, Food Products)«	269,500	1,071,195

		44,715,504

Austria : 1.48%
OMV AG (Energy, Oil, Gas & Consumable Fuels)	69,400	3,989,588
Raiffeisen Bank International AG (Financials, Banks)†	81,200	2,664,076
RHI AG (Materials, Construction Materials)	64,721	2,366,889
Voestalpine AG (Materials, Metals & Mining)	56,800	2,947,451

		11,968,004

Belgium : 0.65%
Bpost SA (Industrials, Air Freight & Logistics)	101,900	2,844,647
Ontex Group NV (Consumer Staples, Personal Products)	71,300	2,432,636

		5,277,283

Brazil : 0.96%
Banco de Brasil SA (Financials, Banks)	245,800	2,397,211
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	226,100	3,096,453
JBS SA (Consumer Staples, Food Products)	805,600	2,218,833

		7,712,497

Canada : 1.79%
Magna International Incorporated (Consumer Discretionary, Auto Components)«	131,600	6,332,608
Metro Incorporated (Consumer Staples, Food & Staples Retailing)	71,200	2,350,241
Open Text Corporation (Information Technology, Software)	98,200	3,159,701
WestJet Airlines Limited (Industrials, Airlines)	120,000	2,559,039

		14,401,589

China : 2.66%
China Communications Services Corporation Limited H Shares (Telecommunication Services, Diversified Telecommunication Services)	2,836,000	1,536,548
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	2,970,000	2,273,303
China Railway Construction Corporation Limited H Shares (Industrials, Construction & Engineering)	1,366,500	1,791,559
China Telecom Corporation Limited H Shares (Telecommunication Services, Diversified Telecommunication Services)	9,461,000	4,860,010
Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles)	1,730,000	2,246,021
PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	1,302,000	2,445,695
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	676,200	1,664,200
Shenzhen International Holdings Limited H Shares (Industrials, Transportation Infrastructure)	1,167,000	2,144,390

48

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo International Value Portfolio

Security name	Shares	Value
China (continued)
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	2,502,000	$2,493,767

		21,455,493

Denmark : 1.26%
Danske Bank AS (Financials, Banks)	150,300	5,841,331
DFDS AS (Industrials, Marine)	37,600	2,167,882
Sydbank AS (Financials, Banks)	56,100	2,188,379

		10,197,592

Finland : 0.11%
Tieto Oyj (Information Technology, IT Services)	28,329	896,054

France : 8.61%
Atos Origin SA (Information Technology, IT Services)	42,800	6,603,287
AXA SA (Financials, Insurance)	132,200	3,836,079
BNP Paribas SA (Financials, Banks)	72,900	5,546,356
Carrefour SA (Consumer Staples, Food & Staples Retailing)	152,700	3,079,384
Compagnie Generale des Establissements Michelin SCA (Consumer Discretionary, Auto Components)	32,700	4,457,226
Credit Agricole SA (Financials, Banks)	219,328	3,866,879
Electricite de France SA (Utilities, Electric Utilities)	148,600	1,574,419
Engie SA (Utilities, Multi-Utilities)	171,900	2,869,031
Neopost SA (Information Technology, Technology Hardware, Storage & Peripherals)	66,600	2,894,659
Orange SA (Telecommunication Services, Diversified Telecommunication Services)	333,800	5,672,492
Renault SA (Consumer Discretionary, Automobiles)	40,500	3,584,655
Sanofi SA (Health Care, Pharmaceuticals)	141,800	13,784,690
SCOR SE (Financials, Insurance)	109,700	4,596,854
Societe Generale SA (Financials, Banks)	39,000	2,183,489
Total SA (Energy, Oil, Gas & Consumable Fuels)	93,700	4,846,082

		69,395,582

Germany : 8.13%
Allianz AG (Financials, Insurance)	35,700	7,639,211
Aurubis AG (Materials, Metals & Mining)	25,900	2,314,609
BASF SE (Materials, Chemicals)	46,500	4,504,314
Bayer AG (Health Care, Pharmaceuticals)	38,000	4,862,991
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	31,200	2,897,081
Celesio AG (Health Care, Health Care Providers & Services)	56,000	1,743,296
Covestro AG (Materials, Chemicals)144A	30,200	2,373,166
Daimler AG (Consumer Discretionary, Automobiles)	75,700	5,517,871
Deutsche Bank AG (Financials, Capital Markets)	195,149	3,129,287
Deutsche Post AG (Industrials, Air Freight & Logistics)	186,300	7,727,958
Hannover Rueck SE (Financials, Insurance)	16,300	1,975,362
Metro AG (Consumer Staples, Food & Staples Retailing)	108,100	1,184,184
Metro Wholesale & Food Specialist AG (Consumer Staples, Food & Staples Retailing)†	108,100	2,113,052
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	23,200	4,789,040
Siemens AG (Industrials, Industrial Conglomerates)	34,200	4,470,333
Uniper SE (Utilities, Independent Power & Renewable Electricity Producers)	194,200	4,835,245
Volkswagen AG (Consumer Discretionary, Automobiles)	22,600	3,488,128

		65,565,128

Hong Kong : 2.42%
China Resources Cement Holdings Limited (Materials, Construction Materials)	3,222,000	1,770,386
I Cable Communications Limited (Consumer Discretionary, Media)†	169,169	6,269
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,633,000	2,771,139
Lee & Man Paper Manufacturing Limited (Materials, Paper & Forest Products)	2,338,000	2,727,654
Skyworth Digital Holdings Limited (Consumer Discretionary, Household Durables)	3,680,000	1,706,980
WH Group Limited (Consumer Staples, Food Products)144A	4,840,500	5,059,616
Wheelock & Company Limited (Real Estate, Real Estate Management & Development)	379,000	2,835,568
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	611,500	2,648,928

		19,526,540

49

Wells Fargo International Value Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Shares	Value
Hungary : 0.17%
Richter Gedeon (Health Care, Pharmaceuticals)	53,000	$1,379,201

Ireland : 0.81%
C&C Group plc (Consumer Staples, Beverages)	240,000	861,982
Grafton Group plc (Industrials, Trading Companies & Distributors)	164,400	1,670,924
Smurfit Kappa Group plc (Materials, Containers & Packaging)	130,200	3,970,240

		6,503,146

Israel : 0.47%
Bank Hapoalim Limited (Financials, Banks)	440,000	2,962,388
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	51,404	833,020

		3,795,408

Italy : 2.49%
A2A SpA (Utilities, Multi-Utilities)	1,078,900	1,812,256
Enel SpA (Utilities, Electric Utilities)	1,706,600	10,330,804
Leonardo-Finmeccanica SpA (Industrials, Aerospace & Defense)	271,900	4,599,543
Mediobanca SpA (Financials, Banks)	324,800	3,332,995

		20,075,598

Japan : 21.93%
Adeka Corporation (Materials, Chemicals)	155,300	2,643,074
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	61,200	3,078,510
Aoyama Trading Company Limited (Consumer Discretionary, Specialty Retail)	24,800	909,119
Aozora Bank Limited (Financials, Banks)	427,000	1,615,791
Astellas Pharma Incorporated (Health Care, Pharmaceuticals)	314,200	3,954,116
Central Glass Company Limited (Industrials, Building Products)	444,000	1,865,903
CKD Corporation (Industrials, Machinery)	89,200	1,510,805
Cocokara Fine Incorporated (Consumer Staples, Food & Staples Retailing)	44,700	2,472,152
Daikyo Incorporated (Real Estate, Real Estate Management & Development)	1,243,800	2,432,501
DCM Holdings Company Limited (Consumer Discretionary, Specialty Retail)	143,100	1,288,661
Denka Company Limited (Materials, Chemicals)	682,000	4,336,362
DIC Incorporated (Materials, Chemicals)	100,700	3,558,644
Eizo Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	63,300	2,642,898
Fujikura Limited (Industrials, Electrical Equipment)	348,000	2,829,963
Geo Holdings Corporation (Consumer Discretionary, Specialty Retail)	91,700	1,298,739
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	481,800	3,317,620
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	221,400	2,896,013
Itochu Corporation (Industrials, Trading Companies & Distributors)	200,700	3,278,821
Japan Airlines Company Limited (Industrials, Airlines)	80,700	2,773,317
JTEKT Corporation (Industrials, Machinery)	143,600	1,921,459
JX Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	754,900	3,655,876
Kaken Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	44,700	2,362,369
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	357,100	9,637,656
Keihin Corporation (Consumer Discretionary, Auto Components)	103,500	1,704,994
Kureha Corporation (Materials, Chemicals)	27,100	1,392,778
Kyorin Company Limited (Health Care, Pharmaceuticals)	88,300	1,855,396
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	148,000	2,975,213
Makino Milling Machine Company Limited (Industrials, Machinery)	286,000	2,250,330
Marubeni Corporation (Industrials, Trading Companies & Distributors)	516,000	3,357,861
Matsumotokiyoshi Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	60,500	4,116,432
Mazda Motor Corporation (Consumer Discretionary, Automobiles)	224,300	3,303,240
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	195,500	4,853,045
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	921,500	5,650,458
Mitsui Chemicals Incorporated (Materials, Chemicals)	817,000	4,890,035
Mixi Incorporated (Information Technology, Internet Software & Services)	45,500	2,425,342
Mizuho Financial Group Incorporated (Financials, Banks)	2,244,400	3,860,609
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	247,900	12,330,170
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	505,000	5,020,830
Nisshinbo Holdings Incorporated (Industrials, Industrial Conglomerates)	226,100	2,398,077
NTN Corporation (Industrials, Machinery)	501,000	2,023,414
NTT DOCOMO Incorporated (Telecommunication Services, Wireless Telecommunication Services)	98,600	2,290,218
ORIX Corporation (Financials, Diversified Financial Services)	325,300	5,206,398

50

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo International Value Portfolio

Security name	Shares	Value
Japan (continued)
Resona Holdings Incorporated (Financials, Banks)	1,013,300	$5,056,591
Ryobi Limited (Industrials, Machinery)	96,000	482,904
Sankyu Incorporated (Industrials, Road & Rail)	370,000	2,897,803
Sawai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	42,000	2,296,084
Sojitz Corporation (Industrials, Trading Companies & Distributors)	1,638,500	4,396,757
Sumitomo Heavy Industries Limited (Industrials, Machinery)	256,000	1,909,492
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	100,400	3,757,180
Sumitomo Osaka Cement Company (Materials, Construction Materials)	444,000	1,991,104
T-Gaia Corporation (Consumer Discretionary, Specialty Retail)	105,900	2,079,757
Teijin Limited (Materials, Chemicals)	121,300	2,462,743
The Keiyo Bank Limited (Financials, Banks)	62,000	272,397
The Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	148,500	2,748,874
Toho Holdings Company Limited (Health Care, Health Care Providers & Services)	63,000	1,234,384
Toyo Ink SC Holding Company Limited (Materials, Chemicals)	375,000	2,135,353
Toyo Tire & Rubber Company Limited (Consumer Discretionary, Auto Components)	95,400	1,839,705
UBE Industries Limited (Materials, Chemicals)	1,072,000	3,061,882

		176,808,219

Liechtenstein : 0.11%
VP Bank AG (Financials, Capital Markets)	6,558	875,357

Malaysia : 0.30%
Tenaga Nasional Bhd (Utilities, Electric Utilities)	717,600	2,399,562

Netherlands : 1.72%
ABN AMRO Group NV (Financials, Banks)144A	142,600	3,996,110
Aegon NV (Financials, Insurance)«	334,000	1,906,940
ING Groep NV (Financials, Banks)	282,500	5,010,905
Koninklijke Philips NV (Industrials, Industrial Conglomerates)	15,200	575,054
X5 Retail Group NV GDR (Consumer Staples, Food & Staples Retailing)†	58,400	2,382,720

		13,871,729

Norway : 1.15%
Atea ASA (Information Technology, IT Services)	84,900	1,121,720
Den Norske Bank ASA (Financials, Banks)	148,800	2,905,819
Grieg Seafood ASA (Consumer Staples, Food Products)	19,600	194,536
Marine Harvest ASA (Consumer Staples, Food Products)«	143,900	2,858,357
Yara International ASA (Materials, Chemicals)	53,600	2,192,239

		9,272,671

Poland : 0.16%
Asseco Poland SA (Information Technology, Software)	101,800	1,292,726

Portugal : 0.48%
Energias de Portugal SA (Utilities, Electric Utilities)	1,007,800	3,869,149

Russia : 1.13%
Gazprom ADR (Energy, Oil, Gas & Consumable Fuels)	832,900	3,323,271
Gazprom Neft Sponsored ADR – London Exchange (Energy, Oil, Gas & Consumable Fuels)	150,014	2,730,255
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)	886	15,948
LUKOIL OAO ADR (Energy, Oil, Gas & Consumable Fuels)	60,400	3,036,308

		9,105,782

Singapore : 0.83%
DBS Group Holdings Limited (Financials, Banks)	262,300	3,988,809
United Overseas Bank Limited (Financials, Banks)	154,100	2,730,944

		6,719,753

South Africa : 0.46%
Barclays Africa Group Limited (Financials, Banks)	236,000	2,691,856

51

Wells Fargo International Value Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Shares	Value
South Africa (continued)
Petra Diamonds Limited (Materials, Metals & Mining)†	850,600	$1,035,567

		3,727,423

South Korea : 2.03%
BNK Financial Group Incorporated (Financials, Banks)	127,000	1,110,518
E-MART Limited (Consumer Staples, Food & Staples Retailing)	8,500	1,688,542
Industrial Bank of Korea (Financials, Banks)	192,500	2,552,213
KT&G Corporation (Consumer Staples, Tobacco)	45,200	4,589,748
Kwangju Bank (Financials, Banks)	13,510	152,161
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	14,700	3,304,762
Woori Bank (Financials, Banks)	178,044	2,936,873

		16,334,817

Spain : 2.74%
Banco Santander Central Hispano SA (Financials, Banks)	429,681	2,792,355
Distribuidora Internacional SA (Consumer Staples, Food & Staples Retailing)	483,500	3,059,799
Gas Natural SDG SA (Utilities, Gas Utilities)	209,300	5,087,874
Iberdrola SA (Utilities, Electric Utilities)	433,600	3,541,507
International Consolidated Airlines Group SA (Industrials, Airlines)	325,200	2,571,457
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	294,900	5,065,852

		22,118,844

Sweden : 1.69%
Boliden AB (Materials, Metals & Mining)	102,400	3,582,695
Electrolux AB Class B (Consumer Discretionary, Household Durables)	104,100	3,784,978
Nordea Bank AB (Financials, Banks)	177,300	2,385,347
Skandinaviska Enskilda Banken AB Class A (Financials, Banks)	144,900	1,885,619
Telia Company AB (Telecommunication Services, Diversified Telecommunication Services)	417,000	1,989,026

		13,627,665

Switzerland : 6.36%
Aryzta AG (Consumer Staples, Food Products)	42,100	1,326,724
Baloise Holding AG (Financials, Insurance)	28,800	4,586,016
Credit Suisse Group AG (Financials, Capital Markets)	221,500	3,256,843
Georg Fischer AG (Industrials, Machinery)	3,000	3,456,906
Helvetia Holding AG (Financials, Insurance)	4,600	2,635,904
Roche Holding AG (Health Care, Pharmaceuticals)	43,700	11,096,460
Swiss Life Holding AG (Financials, Insurance)	22,100	7,909,401
Swiss Reinsurance AG (Financials, Insurance)	75,700	6,855,983
UBS Group AG (Financials, Capital Markets)	290,700	4,789,676
Valiant Holding AG (Financials, Banks)	22,700	2,480,797
Zurich Insurance Group AG (Financials, Insurance)	9,500	2,842,223

		51,236,933

Taiwan : 0.94%
Hon Hai Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,112,000	4,329,501
Pegatron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	1,035,000	3,258,060

		7,587,561

Thailand : 1.28%
Bangchak Corporation PCL (Energy, Oil, Gas & Consumable Fuels)	2,188,900	2,504,990
Krung Thai Bank PCL (Financials, Banks)	711,300	400,582
Krung Thai Bank PCL ADR (Financials, Banks)	4,470,600	2,517,700
Thai Oil PCL (Energy, Oil, Gas & Consumable Fuels)	1,003,900	2,849,498
Thanachart Capital PCL (Financials, Banks)	1,481,500	2,085,834

		10,358,604

52

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo International Value Portfolio

Security name		Shares	Value
Turkey : 0.29%
TAV Havalimanlari Holding AS (Industrials, Transportation Infrastructure)		375,200	$2,305,346

United Kingdom : 15.25%
3i Group plc (Financials, Capital Markets)		409,100	5,128,728
AMEC Foster Wheeler plc (Energy, Energy Equipment & Services)		83,300	455,097
Aviva plc (Financials, Insurance)		398,600	2,693,121
BAE Systems plc (Industrials, Aerospace & Defense)		1,220,400	9,586,958
Barclays plc (Financials, Banks)		715,000	1,766,847
Barratt Developments plc (Consumer Discretionary, Household Durables)		410,800	3,317,380
Bellway plc (Consumer Discretionary, Household Durables)		80,100	3,317,583
Bovis Homes Group plc (Consumer Discretionary, Household Durables)		182,700	2,490,070
BP plc (Energy, Oil, Gas & Consumable Fuels)		1,023,400	5,890,934
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)		814,200	3,080,091
Carillion plc (Industrials, Construction & Engineering)«		764,400	436,004
Centrica plc (Utilities, Multi-Utilities)		898,500	2,322,540
Chemring Group plc (Industrials, Aerospace & Defense)		294,466	673,970
Crest Nicholson Holdings plc (Consumer Discretionary, Household Durables)		345,400	2,429,705
Debenhams plc (Consumer Discretionary, Multiline Retail)		1,238,200	644,450
easyJet plc (Industrials, Airlines)		130,900	2,024,432
Firstgroup plc (Industrials, Road & Rail)†		952,400	1,445,839
GKN plc (Consumer Discretionary, Auto Components)		974,500	4,018,544
GlaxoSmithKline plc (Health Care, Pharmaceuticals)		555,600	11,017,381
Highland Gold Mining Limited (Materials, Metals & Mining)		1,164,800	2,391,098
Inchcape plc (Consumer Discretionary, Distributors)		232,100	2,498,571
Indivior plc (Health Care, Pharmaceuticals)†		129,059	695,248
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)		1,270,500	3,870,636
Johnson Matthey plc (Materials, Chemicals)		104,400	3,731,392
Kingfisher plc (Consumer Discretionary, Specialty Retail)		651,600	2,518,485
Legal & General Group plc (Financials, Insurance)		1,927,000	6,483,677
Lloyds Banking Group plc (Financials, Banks)		5,260,500	4,341,264
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)		705,000	2,913,589
Marston’s plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		558,800	834,585
Meggitt plc (Industrials, Aerospace & Defense)		392,300	2,627,728
Mitchells & Butlers plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		367,200	1,177,095
Mitie Group plc (Industrials, Commercial Services & Supplies)		412,800	1,435,900
Mondi plc (Materials, Paper & Forest Products)		78,200	2,136,676
Old Mutual plc (Financials, Insurance)		698,000	1,872,862
Paragon Group of Companies plc (Financials, Thrifts & Mortgage Finance)		501,100	2,653,448
Premier Foods plc (Consumer Staples, Food Products)†		73,926	39,671
Redrow plc (Consumer Discretionary, Household Durables)		388,600	3,118,006
Royal Mail plc (Industrials, Air Freight & Logistics)		382,800	1,951,286
SSE plc (Utilities, Electric Utilities)		170,900	3,149,120
Tate & Lyle plc (Consumer Staples, Food Products)		292,100	2,581,680
The Berkeley Group Holdings plc (Consumer Discretionary, Household Durables)		75,800	3,666,817
The Restaurant Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		138,516	620,634
TP Icap plc (Financials, Capital Markets)		279,500	1,783,977
Vesuvius plc (Industrials, Machinery)		145,400	1,086,737

			122,919,856

Total Common Stocks (Cost $709,454,075)			777,296,616

	Dividend yield
Preferred Stocks : 0.97%
Brazil : 0.97%
Banco do Estado do Rio Grande do Sul SA (Financials, Banks)	4.40%	471,000	2,531,671
Companhia Energetica de Minas Gerais SA (Utilities, Electric Utilities)	5.89	826,900	2,201,319
Itausa Investimentos Itau SA (Financials, Banks)	1.85	945,000	3,062,090

Total Preferred Stocks (Cost $8,528,775)			7,795,080

53

Wells Fargo International Value Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name		Yield	Shares	Value
Short-Term Investments : 3.10%
Investment Companies : 3.10%
Securities Lending Cash Investment LLC (l)(r)(u)		1.25%	12,579,847	$12,581,105
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.92	12,380,374	12,380,374

Total Short-Term Investments (Cost $24,961,184)				24,961,479

Total investments in securities (Cost $742,944,034)	100.48%			810,053,175

Other assets and liabilities, net	(0.48)			(3,832,238)

Total net assets	100.00%			$806,220,937

†	Non-income-earning security
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
GDR	Global depositary receipt
LLC	Limited liability company
PCL	Public Company Limited
plc	Public limited company

Investments In Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Investment companies - 3.10%
Securities Lending Cash Investment LLC	29,130,426	59,926,120	76,476,699	12,579,847	$12,581,105
Wells Fargo Government Money Market Fund Select Class	7,366,036	28,045,265	23,030,927	12,380,374	12,380,374

					$24,961,479

54

Wells Fargo International Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On August 31, 2017, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)		Total
Assets
Investments in :
Common stocks
Australia	$44,715,502	$2	$		$44,715,504
Austria	11,968,004	0		0	11,968,004
Belgium	5,277,283	0		0	5,277,283
Brazil	7,712,497	0		0	7,712,497
Canada	14,401,589	0		0	14,401,589
China	21,455,493	0		0	21,455,493
Denmark	10,197,592	0		0	10,197,592
Finland	896,054	0		0	896,054
France	69,395,582	0		0	69,395,582
Germany	65,565,128	0		0	65,565,128
Hong Kong	19,526,540	0		0	19,526,540
Hungary	1,379,201	0		0	1,379,201
Ireland	6,503,146	0		0	6,503,146
Israel	3,795,408	0		0	3,795,408
Italy	20,075,598	0		0	20,075,598
Japan	176,808,219	0		0	176,808,219
Liechtenstein	875,357	0		0	875,357
Malaysia	2,399,562	0		0	2,399,562

Netherlands	13,871,729	0	0	13,871,729
Norway	9,272,671	0	0	9,272,671
Poland	1,292,726	0	0	1,292,726
Portugal	3,869,149	0	0	3,869,149
Russia	9,105,782	0	0	9,105,782
Singapore	6,719,753	0	0	6,719,753
South Africa	3,727,423	0	0	3,727,423
South Korea	16,334,817	0	0	16,334,817
Spain	22,118,844	0	0	22,118,844
Sweden	13,627,665	0	0	13,627,665
Switzerland	51,236,933	0	0	51,236,933
Taiwan	7,587,561	0	0	7,587,561
Thailand	10,358,604	0	0	10,358,604
Turkey	2,305,346	0	0	2,305,346
United Kingdom	122,919,856	0	0	122,919,856
Preferred stocks
Brazil	7,795,080	0	0	7,795,080
Short-term investments
Investment companies	12,380,374	0	0	12,380,374
Investments measured at net asset value*				12,581,105

Total assets	$797,472,068	$2	$0	$810,053,175

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $12,581,105 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2017, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Small Company Growth Fund	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Shares	Value
Investment Companies : 100.04%

Affiliated Master Portfolios : 100.04%
Wells Fargo Small Company Growth Portfolio		$1,704,582,802

Total Investment Companies (Cost $1,357,281,083)		1,704,582,802

Total investments in securities (Cost $1,357,281,083)	100.04%	1,704,582,802

Other assets and liabilities, net	(0.04)	(676,575)

Total net assets	100.00%	$1,703,906,227

1

Wells Fargo Small Company Growth Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2017 (unaudited)

The Fund seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing. As of August 31, 2017, the Fund owns 99% of Small Company Growth Portfolio, the affiliated Master Portfolio.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At August 31, 2017, the Fund’s investment in Wells Fargo Small Company Growth Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking long-term capital appreciation, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At August 31, 2017, the affiliated Master Portfolio valued at $1,704,582,802 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Small Company Growth Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 95.75%

Consumer Discretionary : 11.62%

Auto Components : 0.81%
Fox Factory Holding Corporation †	349,027	$13,961,078

Diversified Consumer Services : 0.45%
Houghton Mifflin Harcourt Company †	762,459	7,777,082

Hotels, Restaurants & Leisure : 4.06%
Del Taco Restaurants Incorporated †	764,014	10,757,317
Eldorado Resorts Incorporated †«	663,792	15,267,216
Extended Stay America Incorporated	981,828	19,234,011
International Game Technology	863,050	17,580,329
Zoe’s Kitchen Incorporated †«	525,753	6,766,441

		69,605,314

Media : 2.05%
IMAX Corporation †	416,646	7,770,448
Lions Gate Entertainment Class A «	198,256	5,894,151
Lions Gate Entertainment Class B †	317,635	8,916,014
Media General Incorporated † (a)	347,897	685,757
Nexstar Broadcasting Group Incorporated	197,081	11,864,276

		35,130,646

Specialty Retail : 3.44%
At Home Group Incorporated †«	341,060	8,355,970
Burlington Stores Incorporated †	186,264	16,229,182
Chico’s FAS Incorporated	680,959	5,229,765
Dick’s Sporting Goods Incorporated	317,766	8,376,312
Monro Muffler Brake Incorporated «	204,144	9,737,669
Party City Holdco Incorporated †«	789,292	11,010,623

		58,939,521

Textiles, Apparel & Luxury Goods : 0.81%
G-III Apparel Group Limited †	507,923	13,967,883

Consumer Staples : 2.22%

Food & Staples Retailing : 1.17%
Performance Food Group Company †	723,952	20,125,866

Household Products : 1.05%
Central Garden & Pet Company Class A †	527,346	17,977,225

Energy : 1.56%

Energy Equipment & Services : 0.42%
Keane Group Incorporated †«	559,063	7,239,866

Oil, Gas & Consumable Fuels : 1.14%
Diamondback Energy Incorporated †	97,700	8,870,183
GasLog Limited «	634,610	10,661,448

		19,531,631

Financials : 8.32%

Banks : 2.10%
ServisFirst Bancshares Incorporated	313,703	10,700,409
Signature Bank †	50,346	6,461,406

60

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo Small Company Growth Portfolio

Security name	Shares	Value
Banks (continued)
SVB Financial Group †	111,990	$18,964,387

		36,126,202

Capital Markets : 3.78%
Evercore Partners Incorporated Class A	292,721	22,085,799
Stifel Financial Corporation	350,743	16,747,978
Virtu Financial Incorporated Class A «	775,914	13,927,656
Virtus Investment Partners Incorporated	113,555	12,036,830

		64,798,263

Insurance : 1.14%
Argo Group International Holdings Limited	324,009	19,505,342

Thrifts & Mortgage Finance : 1.30%
Essent Group Limited †	573,146	22,398,546

Health Care : 20.18%

Biotechnology : 5.22%
Alnylam Pharmaceuticals Incorporated †	131,072	11,236,803
Bioverativ Incorporated †	173,832	9,854,536
Clovis Oncology Incorporated †	81,511	6,200,542
Emergent BioSolutions Incorporated †	283,490	10,582,682
Esperion Therapeutics Incorporated †«	180,308	8,910,821
Flexion Therapeutics Incorporated †«	415,181	10,670,152
Foundation Medicine Incorporated †«	206,434	8,319,290
Galapagos NV †«	74,772	6,915,662
Intrexon Corporation «	370,427	7,308,525
Tesaro Incorporated †«	73,901	9,543,575

		89,542,588

Health Care Equipment & Supplies : 7.41%
AngioDynamics Incorporated †	483,917	8,241,107
Atricure Incorporated †	554,551	12,438,579
Cerus Corporation †«	1,741,124	4,091,641
DexCom Incorporated †«	230,295	17,182,310
Glaukos Corporation †«	291,734	11,012,959
Inogen Incorporated †	186,444	17,861,335
K2M Group Holdings Incorporated †	545,566	12,755,333
Nevro Corporation †	190,486	16,416,083
Novocure Limited †«	436,428	8,946,774
Wright Medical Group NV †	613,163	18,149,625

		127,095,746

Health Care Providers & Services : 2.77%
AMN Healthcare Services Incorporated †«	362,686	13,546,322
HealthEquity Incorporated †	469,457	20,078,676
Teladoc Incorporated †«	417,413	14,004,206

		47,629,204

Health Care Technology : 2.93%
athenahealth Incorporated †	89,602	12,627,610
Evolent Health Incorporated Class A †«	831,862	13,892,095
Medidata Solutions Incorporated †	190,962	14,314,512
Vocera Communications Incorporated †	340,712	9,488,829

		50,323,046

Life Sciences Tools & Services : 1.34%
ICON plc ADR †	202,654	22,978,937

61

Wells Fargo Small Company Growth Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Shares	Value
Pharmaceuticals : 0.51%
Pacira Pharmaceuticals Incorporated †	229,882	$8,758,504

Industrials : 17.00%

Air Freight & Logistics : 0.57%
Hub Group Incorporated Class A †	253,286	9,738,847

Building Products : 4.63%
A.O. Smith Corporation	350,151	19,499,909
Apogee Enterprises Incorporated	404,438	17,673,941
JELD-WEN Holding Incorporated †	277,741	8,476,655
Masonite International Corporation †	177,110	11,211,063
NCI Building Systems Incorporated †	727,519	12,222,319
PGT Incorporated †	786,011	10,375,345

		79,459,232

Commercial Services & Supplies : 2.45%
Copart Incorporated †	803,218	26,257,196
KAR Auction Services Incorporated	352,188	15,880,157

		42,137,353

Construction & Engineering : 1.17%
Granite Construction Incorporated	362,318	20,010,823

Machinery : 3.89%
EnPro Industries Incorporated	274,468	19,341,760
Gardner Denver Holdings Incorporated †	524,632	12,323,606
REV Group Incorporated «	491,227	12,374,008
SPX Corporation †	463,306	11,165,675
Wabash National Corporation «	550,629	11,574,222

		66,779,271

Professional Services : 1.61%
On Assignment Incorporated †	416,117	19,848,781
RPX Corporation †	593,528	7,751,476

		27,600,257

Road & Rail : 2.68%
Genesee & Wyoming Incorporated Class A †	243,607	16,701,696
Schneider National Incorporated Class B «	701,447	15,607,196
Swift Transportation Company †«	486,699	13,651,907

		45,960,799

Information Technology : 30.70%

Communications Equipment : 0.93%
Ciena Corporation †	739,152	15,973,075

Electronic Equipment, Instruments & Components : 1.91%
OSI Systems Incorporated †	171,771	14,267,299
Tech Data Corporation †	168,243	18,555,520

		32,822,819

Internet Software & Services : 7.53%
2U Incorporated †	457,010	22,896,201
Benefitfocus Incorporated †«	399,013	12,309,551
Cloudera Incorporated †«	519,647	10,081,152
Cornerstone OnDemand Incorporated †	384,246	13,440,925
Hortonworks Incorporated †	802,403	13,632,827
Mimecast Limited †«	364,195	9,851,475

62

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo Small Company Growth Portfolio

Security name	Shares	Value
Internet Software & Services (continued)
New Relic Incorporated †	330,606	$15,836,027
Okta Incorporated †«	195,743	5,283,104
Pandora Media Incorporated †«	716,118	6,051,197
Shopify Incorporated Class A †	178,853	19,838,375

		129,220,834

IT Services : 2.06%
Acxiom Corporation †	748,104	17,423,342
Vantiv Incorporated Class A †	254,592	17,997,108

		35,420,450

Semiconductors & Semiconductor Equipment : 7.30%
Axcelis Technologies Incorporated †	496,016	10,366,734
Cypress Semiconductor Corporation	1,550,223	21,222,553
FormFactor Incorporated †	1,149,455	17,356,771
MACOM Technology Solutions Holdings Incorporated †«	190,433	8,672,319
Microsemi Corporation †	432,763	21,802,600
Nanometrics Incorporated †	344,178	8,876,351
Silicon Motion Technology Corporation ADR «	280,034	12,772,351
Teradyne Incorporated	678,154	24,149,064

		125,218,743

Software : 10.97%
Atlassian Corporation plc Class A †	471,932	16,800,779
Cadence Design Systems Incorporated †	607,363	23,863,292
CyberArk Software Limited †«	260,182	10,409,882
Nuance Communications Incorporated †	912,402	14,662,300
PTC Incorporated †	455,106	25,485,936
RealPage Incorporated †	595,936	25,684,842
SS&C Technologies Holdings Incorporated	853,769	33,049,398
Talend SA ADR †	291,584	11,488,410
Ultimate Software Group Incorporated †«	62,167	12,489,350
Zendesk Incorporated †	519,483	14,233,834

		188,168,023

Materials : 2.86%

Metals & Mining : 1.66%
Carpenter Technology Corporation	335,033	13,578,887
Steel Dynamics Incorporated	429,752	14,804,956

		28,383,843

Paper & Forest Products : 1.20%
Boise Cascade Company †	687,272	20,618,160

Real Estate : 1.29%

Equity REITs : 1.29%
QTS Realty Trust Incorporated Class A	406,916	22,046,709

Total Common Stocks (Cost $1,249,094,539)		1,642,971,728

63

Wells Fargo Small Company Growth Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name		Yield	Shares	Value
Short-Term Investments : 17.87%

Investment Companies : 17.87%
Securities Lending Cash Investment LLC (l)(r)(u)		1.25%	240,043,379	$240,067,384
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.92	66,590,999	66,590,999

Total Short-Term Investments (Cost $306,645,517)				306,658,383

Total investments in securities (Cost $1,555,740,056)	113.62%			1,949,630,111

Other assets and liabilities, net	(13.62)			(233,639,069)

Total net assets	100.00%			$1,715,991,042

†	Non-income-earning security
«	All or a portion of this security is on loan.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

64

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Investment companies - 17.87%
Securities Lending Cash Investment LLC	205,550,129	243,581,976	209,088,726	240,043,379	$240,067,384
Wells Fargo Government Money Market Fund Select Class	62,006,657	117,307,471	112,723,129	66,590,999	66,590,999

					$306,658,383

Wells Fargo Small Company Growth Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$198,695,767	$685,757	$0	$199,381,524
Consumer staples	38,103,091	0	0	38,103,091
Energy	26,771,497	0	0	26,771,497
Financials	142,828,353	0	0	142,828,353
Health care	346,328,025	0	0	346,328,025
Industrials	291,686,582	0	0	291,686,582
Information technology	526,823,944	0	0	526,823,944
Materials	49,002,003	0	0	49,002,003
Real estate	22,046,709	0	0	22,046,709
Short-term investments
Investment companies	66,590,999	0	0	66,590,999
Investments measured at net asset value*				240,067,384

Total assets	$1,708,876,970	$685,757	$0	$1,949,630,111

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $240,067,384 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2017, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Small Company Value Fund	Portfolio of investments — August 31, 2017 (unaudited)

Security name		Value
Investment Companies : 99.87%

Affiliated Master Portfolios : 99.87%
Wells Fargo Small Company Value Portfolio		$126,265,508

Total Investment Companies (Cost $115,016,140)		126,265,508

Total investments in securities (Cost $115,016,140)	99.87%	126,265,508

Other assets and liabilities, net	0.13	164,790

Total net assets	100.00%	$126,430,298

1

Wells Fargo Small Company Value Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2017 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing. As of August 31, 2017, the Fund owns 60% of Wells Fargo Small Company Value Portfolio, the affiliated Master Portfolio.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At August 31, 2017, the Fund’s investment in Wells Fargo Small Company Value Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking long-term capital appreciation, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At August 31, 2017, the affiliated Master Portfolio valued at $126,265,508 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Small Company Value Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 96.00%

Consumer Discretionary : 18.73%

Auto Components : 2.24%
American Axle & Manufacturing Holdings Incorporated †	109,851	$1,604,923
Visteon Corporation †	26,595	3,070,127

		4,675,050

Diversified Consumer Services : 1.39%
Adtalem Global Education Incorporated	85,231	2,914,900

Hotels, Restaurants & Leisure : 6.54%
Eldorado Resorts Incorporated †«	158,661	3,649,203
Extended Stay America Incorporated	113,789	2,229,127
International Game Technology	69,015	1,405,836
Penn National Gaming Incorporated †	86,660	1,922,985
Red Robin Gourmet Burgers Incorporated †	40,166	2,289,462
SeaWorld Entertainment Incorporated «	168,590	2,188,298

		13,684,911

Household Durables : 3.06%
Century Communities Incorporated †	86,653	1,954,025
Taylor Morrison Home Corporation Class A †	82,275	1,663,601
TRI Pointe Homes Incorporated †	219,147	2,791,933

		6,409,559

Internet & Direct Marketing Retail : 1.02%
1-800-Flowers.com Incorporated Class A †	236,154	2,125,386

Media : 2.26%
AMC Entertainment Holdings Class A «	90,210	1,208,814
IMAX Corporation †	93,040	1,735,196
Regal Entertainment Group Class A «	120,748	1,783,448

		4,727,458

Specialty Retail : 1.37%
Asbury Automotive Group Incorporated †	28,337	1,525,947
Urban Outfitters Incorporated †«	65,506	1,338,943

		2,864,890

Textiles, Apparel & Luxury Goods : 0.85%
Oxford Industries Incorporated	30,625	1,770,431

Consumer Staples : 2.52%

Food & Staples Retailing : 1.22%
The Andersons Incorporated	43,311	1,379,455
United Natural Foods Incorporated †	33,611	1,167,982

		2,547,437

Food Products : 1.30%
Darling Ingredients Incorporated †	156,002	2,714,435

Energy : 4.63%

Energy Equipment & Services : 1.85%
Basic Energy Services Incorporated †«	58,829	837,725
C&J Energy Services Incorporated †	62,160	1,570,162

70

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo Small Company Value Portfolio

Security name	Shares	Value
Energy Equipment & Services (continued)
Unit Corporation †	91,256	$1,452,796

		3,860,683

Oil, Gas & Consumable Fuels : 2.78%
Callon Petroleum Company †«	143,079	1,482,298
Delek US Holdings Incorporated	83,536	2,065,010
Scorpio Tankers Incorporated	345,863	1,407,662
SM Energy Company	64,822	866,022

		5,820,992

Financials : 26.53%

Banks : 17.72%
Berkshire Hills Bancorp Incorporated	60,450	2,043,210
Cathay General Bancorp	64,407	2,271,635
Chemical Financial Corporation	48,706	2,211,739
ConnectOne Bancorp Incorporated	71,698	1,634,714
Customers Bancorp Incorporated †	66,067	1,861,768
FCB Financial Holdings Class A †	43,161	1,881,820
First Bancorp	51,961	1,607,673
FNB Corporation	160,823	2,040,844
Great Western Bancorp Incorporated	60,425	2,170,466
Green Bancorp Incorporated †	71,144	1,426,437
Independent Bank Group Incorporated	46,607	2,593,680
MB Financial Incorporated	53,975	2,146,586
Opus Bank †	59,718	1,337,683
Renasant Corporation	51,493	2,050,966
Simmons First National Corporation Class A	35,792	1,868,342
Sterling BanCorp	96,345	2,162,945
Valley National Bancorp	170,480	1,907,671
WesBanco Incorporated	45,745	1,737,395
Wintrust Financial Corporation	28,817	2,098,166

		37,053,740

Capital Markets : 0.90%
Stifel Financial Corporation	39,518	1,886,985

Consumer Finance : 1.83%
Encore Capital Group Incorporated †«	52,306	2,110,547
PRA Group Incorporated †«	59,785	1,727,787

		3,838,334

Insurance : 4.32%
Horace Mann Educators Corporation	63,364	2,227,245
James River Group Holdings Limited	50,431	2,011,188
Kemper Corporation	51,976	2,489,650
Primerica Incorporated	30,015	2,297,648

		9,025,731

Thrifts & Mortgage Finance : 1.76%
Bofi Holding Incorporated †«	88,332	2,341,681
Dime Community Bancshares	70,920	1,343,934

		3,685,615

Health Care : 6.38%

Health Care Equipment & Supplies : 1.44%
Merit Medical Systems Incorporated †	73,125	3,020,063

Health Care Providers & Services : 3.94%
Acadia Healthcare Company Incorporated †«	52,000	2,440,880

71

Wells Fargo Small Company Value Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Shares	Value
Health Care Providers & Services (continued)
Magellan Health Services Incorporated †	35,524	$2,873,892
PharMerica Corporation †	99,252	2,918,009

		8,232,781

Health Care Technology : 1.00%
HMS Holdings Corporation †	118,080	2,092,378

Industrials : 6.98%

Aerospace & Defense : 0.68%
Triumph Group Incorporated	53,972	1,419,464

Building Products : 0.82%
Builders FirstSource Incorporated †	105,644	1,719,884

Commercial Services & Supplies : 1.99%
Interface Incorporated	125,578	2,385,982
LSC Communications Incorporated	110,826	1,785,407

		4,171,389

Construction & Engineering : 0.80%
KBR Incorporated	102,678	1,670,571

Trading Companies & Distributors : 2.69%
Air Lease Corporation	72,254	2,936,403
Triton International Limited	72,935	2,692,760

		5,629,163

Information Technology : 13.23%

Communications Equipment : 2.18%
Comtech Telecommunications Corporation	105,476	2,064,165
Finisar Corporation †	103,606	2,502,085

		4,566,250

Electronic Equipment, Instruments & Components : 3.24%
Anixter International Incorporated †	24,997	1,844,779
VeriFone Systems Incorporated †	93,787	1,854,169
Vishay Intertechnology Incorporated	173,536	3,071,587

		6,770,535

IT Services : 0.94%
Virtusa Corporation †	54,032	1,962,442

Semiconductors & Semiconductor Equipment : 4.93%
Cypress Semiconductor Corporation	239,988	3,285,436
MKS Instruments Incorporated	35,284	2,905,637
Smart Global Holdings Incorporated †	27,144	539,351
Synaptics Incorporated †«	37,921	1,576,376
Veeco Instruments Incorporated †	106,750	2,017,575

		10,324,375

Software : 1.37%
Tivo Corporation	156,345	2,861,114

Technology Hardware, Storage & Peripherals : 0.57%
Super Micro Computer Incorporated †	44,958	1,197,007

72

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo Small Company Value Portfolio

Security name			Shares	Value
Materials : 2.32%

Chemicals : 1.80%
A. Schulman Incorporated			58,664	$1,783,386
Cabot Corporation			37,514	1,976,238

				3,759,624

Construction Materials : 0.17%
Forterra Incorporated †«			109,649	364,035

Metals & Mining : 0.35%
AK Steel Holding Corporation †«			129,866	727,250
Ferroglobe Representation & Warranty Insurance Trust †(a)			224,340	0

				727,250

Real Estate : 10.39%

Equity REITs : 9.23%
Brandywine Realty Trust			133,503	2,293,582
Corporate Office Properties Trust			72,349	2,413,563
Cousins Properties Incorporated			269,398	2,518,871
Equity Commonwealth †			72,924	2,256,269
Four Corners Property Trust Incorporated			73,948	1,879,019
Kite Realty Group Trust			90,916	1,829,230
Pebblebrook Hotel Trust «			57,211	1,921,717
Ramco-Gershenson Properties Trust			138,876	1,826,219
Sunstone Hotel Investors Incorporated			149,944	2,369,115

				19,307,585

Real Estate Management & Development : 1.16%
Alexander & Baldwin Incorporated			55,733	2,418,812

Utilities : 4.29%

Electric Utilities : 4.29%
ALLETE Incorporated			29,557	2,285,640
El Paso Electric Company			38,017	2,111,844
PNM Resources Incorporated			46,868	1,987,203
Portland General Electric Company			34,558	1,641,851
Spark Energy Incorporated Class A «			59,753	947,085

				8,973,623

Total Common Stocks (Cost $176,788,513)				200,794,882

		Yield
Short-Term Investments : 15.08%

Investment Companies : 15.08%
Securities Lending Cash Investment LLC (l)(r)(u)		1.25%	23,681,399	23,683,767
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.92	7,854,583	7,854,583

Total Short-Term Investments (Cost $31,537,706)				31,538,350

Total investments in securities (Cost $208,326,219)	111.08%			232,333,232

Other assets and liabilities, net	(11.08)			(23,176,333)

Total net assets	100.00%			$209,156,899

†	Non-income-earning security
«	All or a portion of this security is on loan.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

73

Wells Fargo Small Company Value Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

LLC	Limited liability company
REIT	Real estate investment trust

74

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationaships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Investment companies - 15.08%
Securities Lending Cash Investment LLC	13,908,596	46,787,471	37,014,668	23,681,399	$23,683,767
Wells Fargo Government Money Market Fund Select Class	4,735,638	23,322,797	20,203,852	7,854,583	7,854,583

					$31,538,350

Wells Fargo Small Company Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs

(Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$39,172,585	$0	$0	$39,172,585
Consumer staples	5,261,872	0	0	5,261,872
Energy	9,681,675	0	0	9,681,675
Financials	55,490,405	0	0	55,490,405
Health care	13,345,222	0	0	13,345,222
Industrials	14,610,471	0	0	14,610,471
Information technology	27,681,723	0	0	27,681,723
Materials	4,850,909	0	0	4,850,909
Real estate	21,726,397	0	0	21,726,397
Utilities	8,973,623	0	0	8,973,623
Short-term investments
Investment companies	7,854,583	0	0	7,854,583
Investments measured at net asset value*				23,683,767

Total assets	$208,649,465	$0	$0	$232,333,232

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $23,683,767 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2017, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Dynamic Target Today Fund	Portfolio of investments — August 31, 2017 (unaudited)

Security name				Shares	Value
Exchange-Traded Funds : 28.74%
iShares Global Infrastructure ETF				2,517	$115,857
Schwab International Equity ETF				6,707	218,983
Schwab U.S. Aggregate Bond ETF				11,814	622,952
Schwab U.S. Broad Market ETF				8,669	517,713
Schwab U.S. REIT ETF				4,107	169,373

Total Exchange-Traded Funds (Cost $1,500,867)					1,644,878

Investment Companies : 70.38%

Affiliated Master Portfolios : 23.80%
Wells Fargo C&B Large Cap Value Portfolio					92,080
Wells Fargo Core Bond Portfolio					747,562
Wells Fargo Large Company Value Portfolio					92,046
Wells Fargo Real Return Portfolio					312,169
Wells Fargo Small Company Growth Portfolio					59,829
Wells Fargo Small Company Value Portfolio					58,592
					1,362,278

Bond Funds : 25.00%
Wells Fargo International Bond Fund Class R6 (l)†				29,415	310,913
Wells Fargo Short-Term Bond Fund Institutional Class (l)				63,773	559,923
Wells Fargo Strategic Income Fund Institutional Class (l)				58,424	559,706
					1,430,542

Stock Funds : 21.58%
Calamos Market Neutral Income Fund Class I				21,326	281,716
Wells Fargo Diversified International Fund Class R6 (l)				19,572	259,333
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)				10,524	121,237
Wells Fargo Endeavor Select Fund Institutional Class (l)				13,927	141,217
Wells Fargo Enterprise Fund Class R6 (l)†				1,927	99,977
Wells Fargo Intrinsic Value Fund Class R6 (l)				7,496	92,505
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†				8,721	140,577
Wells Fargo Special Mid Cap Value Fund Class R6 (l)				2,643	98,677
					1,235,239

Total Investment Companies (Cost $3,847,680)					4,028,059

Short-Term Investments : 0.33%

		Yield	Maturity date	Principal
U.S. Treasury Securities : 0.33%
U.S. Treasury Bill #(z)		0.92%	9-21-2017	$5,000	4,998
U.S. Treasury Bill #(z)		0.97	11-30-2017	14,000	13,966

Total Short-Term Investments (Cost $18,964)					18,964

Total investments in securities (Cost $5,367,511)	99.45%				5,691,901

Other assets and liabilities, net	0.55				31,462

Total net assets	100.00%				$5,723,363

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:
ETF	Exchange-traded fund
REIT	Real estate investment trust

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Euro STOXX 50 Index	4	12-15-2017	135,152 EUR	$162,377	$1,486	$0
Short
10-Year U.S. Treasury Notes	4	12-19-2017	506,331 USD	507,938	0	(1,607)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationaships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Investment companies - 41.65%
Bond Funds - 24.99%
Wells Fargo International Bond Fund Class R6	30,680	461	1,726	29,415	$310,913
Wells Fargo Short-Term Bond Fund Institutional Class	63,027	2,003	1,257	63,773	559,923
Wells Fargo Strategic Income Fund Institutional Class	58,587	1,155	1,318	58,424	559,706

					1,430,542

Stock Funds - 16.66%
Wells Fargo Diversified International Fund Class R6	20,848	0	1,276	19,572	259,333
Wells Fargo Emerging Markets Equity Income Fund Class R6	10,752	114	342	10,524	121,237
Wells Fargo Endeavor Select Fund Institutional Class	15,011	28	1,112	13,927	141,217
Wells Fargo Enterprise Fund Class R6	2,023	32	128	1,927	99,977
Wells Fargo Intrinsic Value Fund Class R6	7,587	25	116	7,496	92,505
Wells Fargo Premier Large Company Growth Fund Class R6	9,280	37	596	8,721	140,577
Wells Fargo Special Mid Cap Value Fund Class R6	2,623	53	33	2,643	98,677

					953,523

					$2,384,065

In addition, each Fund’s ownership of affiliated Master Portfolios was as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period
Affiliated Master Portfolios : 23.80%
Wells Fargo C&B Large Cap Value Portfolio	0.03%		0.00	%*	$92,080
Wells Fargo Core Bond Portfolio	0.02		0.01		747,562
Wells Fargo Large Company Value Portfolio	0.11		0.06		92,046
Wells Fargo Real Return Portfolio	0.43		0.03		312,169
Wells Fargo Small Company Growth Portfolio	0.00	*	0.00	*	59,829
Wells Fargo Small Company Value Portfolio	0.02		0.03		58,592

					$1,362,278

*	The amount owned is less than 0.005%.

Wells Fargo Dynamic Target Today Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2017 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds (collectively, the “Underlying Funds”) to gain exposure to the following asset classes: equity, fixed income, and alternative-style investments. The Fund’s investment strategy is to diversify the Fund’s investments among these asset classes. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$1,644,878	$0	$0	$1,644,878
Investment companies	2,665,781	0	0	2,665,781
Short-term investments
U.S. Treasury securities	18,964	0	0	18,964
Investments measured at net asset value*				1,362,278

	4,329,623	0	0	5,691,901
Futures contracts	953	0	0	953

Total assets	$4,330,576	$0	$0	$5,692,854

Liabilities
`Futures contracts	$688	$0	$0	$688

Total liabilities	$688	$0	$0	$688

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $1,362,278 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

As of August 31, 2017, each Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Dynamic Target 2015 Fund	Portfolio of Investments —August 31, 2017 (unaudited)

Security name			Shares	Value
Exchange-Traded Funds : 30.32%
iShares Global Infrastructure ETF			2,613	$120,276
Schwab International Equity ETF			9,731	317,717
Schwab U.S. Aggregate Bond ETF			9,483	500,039
Schwab U.S. Broad Market ETF			12,615	753,368
Schwab U.S. REIT ETF			3,063	126,318

Total Exchange-Traded Funds (Cost $1,627,258)				1,817,718

Investment Companies : 68.86%

Affiliated Master Portfolios : 21.60%
Wells Fargo C&B Large Cap Value Portfolio				134,289
Wells Fargo Core Bond Portfolio				601,452
Wells Fargo Large Company Value Portfolio				134,002
Wells Fargo Real Return Portfolio				251,901
Wells Fargo Small Company Growth Portfolio				87,650
Wells Fargo Small Company Value Portfolio				85,417

				1,294,711

Bond Funds : 19.24%
Wells Fargo International Bond Fund Class R6 (l)†			23,761	251,155
Wells Fargo Short-Term Bond Fund Institutional Class (l)			51,424	451,506
Wells Fargo Strategic Income Fund Institutional Class (l)			47,078	451,011

				1,153,672

Stock Funds : 28.02%
Calamos Market Neutral Income Fund Class I			22,248	293,897
Wells Fargo Diversified International Fund Class R6 (l)			28,415	376,496
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)			15,193	175,026
Wells Fargo Endeavor Select Fund Institutional Class (l)			20,284	205,676
Wells Fargo Enterprise Fund Class R6 (l)†			2,814	146,069
Wells Fargo Intrinsic Value Fund Class R6 (l)			10,907	134,595
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†			12,716	204,971
Wells Fargo Special Mid Cap Value Fund Class R6 (l)			3,835	143,152

				1,679,882

Total Investment Companies (Cost $3,910,660)				4,128,265

	Yield	Maturity date	Principal
Short-Term Investments : 0.32%

U.S. Treasury Securities : 0.32%
U.S. Treasury Bill #(z)	0.92%	9-21-2017	$5,000	4,998
U.S. Treasury Bill #(z)	0.97	11-30-2017	14,000	13,966

Total Short-Term Investments (Cost $18,963)				18,964

Total investments in securities (Cost $5,556,881)	99.50%			5,964,947

Other assets and liabilities, net	0.50			30,043

Total net assets	100.00%			$5,994,990

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:

ETF	Exchange-traded fund
REIT	Real estate investment trust

The accompanying notes are an integral part of these financial statements.

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Euro STOXX 50 Index	4	12-15-2017	135,152 EUR	$162,377	$1,486	$0
Short
10-Year U.S. Treasury Notes	4	12-19-2017	506,331 USD	507,938	0	(1,607)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Investment companies - 42.36%
Bond funds - 19.24%
Wells Fargo International Bond Fund Class R6	24,233	859	1,331	23,761	$251,155
Wells Fargo Short-Term Bond Fund Institutional Class	49,570	2,648	794	51,424	451,506
Wells Fargo Strategic Income Fund Institutional Class	46,059	1,761	742	47,078	451,011

					1,153,672

Stock funds - 23.12%
Wells Fargo Diversified International Fund Class R6	30,005	159	1,749	28,415	376,496
Wells Fargo Emerging Markets Equity Income Fund Class R6	15,480	219	506	15,193	175,026
Wells Fargo Endeavor Select Fund Institutional Class	21,586	114	1,416	20,284	205,676
Wells Fargo Enterprise Fund Class R6	2,907	69	162	2,814	146,069
Wells Fargo Intrinsic Value Fund Class R6	10,975	61	129	10,907	134,595
Wells Fargo Premier Large Company Growth Fund Class R6	13,398	72	754	12,716	204,971
Wells Fargo Special Mid Cap Value Fund Class R6	3,784	87	36	3,835	143,152

					1,385,985

Total					$2,539,657

In addition, the Fund’s ownership of affiliated Master Portfolios was as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period
Affiliated Master Portfolios - 21.60%
Wells Fargo C&B Large Cap Value Portfolio	0.04%	0.01%	$134,289
Wells Fargo Core Bond Portfolio	0.01	0.01	601,452
Wells Fargo Large Company Value Portfolio	0.18	0.08	134,002
Wells Fargo Real Return Portfolio	0.27	0.02	251,901
Wells Fargo Small Company Growth Portfolio	0.01	0.01	87,650
Wells Fargo Small Company Value Portfolio	0.04	0.04	85,417

			$1,294,711

Wells Fargo Dynamic Target 2015 Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2017 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds (collectively, the “Underlying Funds”) to gain exposure to the following asset classes: equity, fixed income, and alternative-style investments. The Fund’s investment strategy is to diversify the Fund’s investments among these asset classes. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$1,817,718	$0	$0	$1,817,718
Investment companies	2,833,554	0	0	2,833,554
Short-term investments
U.S. Treasury securities	18,964	0	0	18,964
Investments measured at net asset value*				1,294,711

	4,670,236	0	0	5,964,947

Futures contracts	953	0	0	953

Total assets	$4,671,189	$0	$0	$5,965,900

Liabilities
Futures contracts	$688	$0	$0	$688

Total liabilities	$688	$0	$0	$688

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $1,294,711 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

As of August 31, 2017, each Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Dynamic Target 2020 Fund	Portfolio of investments — August 31, 2017 (unaudited)

Security name				Shares	Value
Exchange-Traded Funds : 31.25%
iShares Global Infrastructure ETF				1,705	$78,481
Schwab International Equity ETF				11,802	385,335
Schwab U.S. Aggregate Bond ETF				7,697	405,863
Schwab U.S. Broad Market ETF				15,280	912,522
Schwab U.S. REIT ETF				2,873	118,483

Total Exchange-Traded Funds (Cost $1,690,865)					1,900,684

Investment Companies : 67.83%

Affiliated Master Portfolios : 20.07%
Wells Fargo C&B Large Cap Value Portfolio					161,731
Wells Fargo Core Bond Portfolio					487,011
Wells Fargo Large Company Value Portfolio					162,331
Wells Fargo Real Return Portfolio					203,397
Wells Fargo Small Company Growth Portfolio					104,287
Wells Fargo Small Company Value Portfolio					102,137

					1,220,894

Bond Funds : 15.34%
Wells Fargo International Bond Fund Class R6 (l)†				19,189	202,832
Wells Fargo Short-Term Bond Fund Institutional Class (l)				41,605	365,288
Wells Fargo Strategic Income Fund Institutional Class (l)				38,077	364,782

					932,902

Stock Funds : 32.42%
Calamos Market Neutral Income Fund Class I				22,589	298,401
Wells Fargo Diversified International Fund Class R6 (l)				34,340	455,009
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)				18,449	212,530
Wells Fargo Endeavor Select Fund Institutional Class (l)				24,447	247,894
Wells Fargo Enterprise Fund Class R6 (l)†				3,376	175,173
Wells Fargo Intrinsic Value Fund Class R6 (l)				13,178	162,614
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†				15,309	246,774
Wells Fargo Special Mid Cap Value Fund Class R6 (l)				4,646	173,445

					1,971,840

Total Investment Companies (Cost $3,899,952)					4,125,636

		Yield	Maturity date	Principal
Short-Term Investments : 0.31%

U.S. Treasury Securities : 0.31%
U.S. Treasury Bill #(z)		0.92%	9-21-2017	$5,000	4,998
U.S. Treasury Bill #(z)		0.97	11-30-2017	14,000	13,966

Total Short-Term Investments (Cost $18,964)					18,964

Total investments in securities (Cost $5,609,781)	99.39%				6,045,284

Other assets and liabilities, net	0.61				37,107

Total net assets	100.00%				$6,082,391

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
†	Non-income-earning security

1

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo Dynamic Target 2020 Fund

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:

ETF	Exchange-traded fund
REIT	Real estate investment trust

2

Wells Fargo Dynamic Target 2020 Fund	Portfolio of investments — August 31, 2017 (unaudited)

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Euro STOXX 50 Index	4	12-15-2017	135,152 EUR	$162,377	$1,486	$0
Short
10-Year U.S. Treasury Notes	4	12-19-2017	506,331 USD	507,938	0	(1,607)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of others relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Investment companies – 42.85%
Bond Funds - 15.34%
Wells Fargo International Bond Fund Class R6	19,465	843	1,119	19,189	$202,832
Wells Fargo Short-Term Bond Fund Institutional Class	40,163	2,254	812	41,605	365,288
Wells Fargo Strategic Income Fund Institutional Class	37,167	1,647	737	38,077	364,782

					932,902

Stock Funds – 27.51%
Wells Fargo Diversified International Fund Class R6	35,678	117	1,455	34,340	$455,009
Wells Fargo Emerging Markets Equity Income Fund Class R6	18,721	595	867	18,449	212,530
Wells Fargo Endeavor Select Fund Institutional Class	25,618	95	1,266	24,447	247,894
Wells Fargo Enterprise Fund Class R6	3,457	38	119	3,376	175,173
Wells Fargo Intrinsic Value Fund Class R6	13,214	174	210	13,178	162,614
Wells Fargo Premier Large Company Growth Fund Class R6	15,869	81	641	15,309	246,774
Wells Fargo Special Mid Cap Value Fund Class R6	4,602	102	58	4,646	173,445

					1,673,439

					$2,606,341

In addition, the Fund’s ownership of affiliated Master Portfolios was as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period
Affiliated Master Portfolios : 20.07%
Wells Fargo C&B Large Cap Value Portfolio	0.05%	0.01%	$161,731
Wells Fargo Core Bond Portfolio	0.01	0.01	487,011
Wells Fargo Large Company Value Portfolio	0.18	0.10	162,331
Wells Fargo Real Return Portfolio	0.24	0.02	203,397
Wells Fargo Small Company Growth Portfolio	0.01	0.01	104,287
Wells Fargo Small Company Value Portfolio	0.04	0.05	102,137

			$1,220,894

3

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Euro STOXX 50 Index	4	12-15-2017	135,152 EUR	$162,377	$1,486	$0
Short
10-Year U.S. Treasury Notes	4	12-19-2017	506,331 USD	507,938	0	(1,607)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationaships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Investment companies - 42.85%
Bond Funds - 15.34%
Wells Fargo International Bond Fund Class R6	19,465	843	1,119	19,189	$202,832
Wells Fargo Short-Term Bond Fund Institutional Class	40,163	2,254	812	41,605	365,288
Wells Fargo Strategic Income Fund Institutional Class	37,167	1,647	737	38,077	364,782

					932,902

Stock Funds - 27.51%
Wells Fargo Diversified International Fund Class R6	35,678	117	1,455	34,340	455,009
Wells Fargo Emerging Markets Equity Income Fund Class R6	18,721	595	867	18,449	212,530
Wells Fargo Endeavor Select Fund Institutional Class	25,618	95	1,266	24,447	247,894
Wells Fargo Enterprise Fund Class R6	3,457	38	119	3,376	175,173
Wells Fargo Intrinsic Value Fund Class R6	13,214	174	210	13,178	162,614
Wells Fargo Premier Large Company Growth Fund Class R6	15,869	81	641	15,309	246,774
Wells Fargo Special Mid Cap Value Fund Class R6	4,602	102	58	4,646	173,445

					1,673,439

					$2,606,341

In addition, each Fund’s ownership of affiliated Master Portfolios was as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period
Affiliated Master Portfolios : 20.07%
Wells Fargo C&B Large Cap Value Portfolio	0.05%	0.01%	$161,731
Wells Fargo Core Bond Portfolio	0.01	0.01	487,011
Wells Fargo Large Company Value Portfolio	0.18	0.1	162,331
Wells Fargo Real Return Portfolio	0.24	0.02	203,397
Wells Fargo Small Company Growth Portfolio	0.01	0.01	104,287
Wells Fargo Small Company Value Portfolio	0.04	0.05	102,137

			$1,220,894

Wells Fargo Dynamic Target 2020 Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2017 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds (collectively, the “Underlying Funds”) to gain exposure to the following asset classes: equity, fixed income, and alternative-style investments. The Fund’s investment strategy is to diversify the Fund’s investments among these asset classes. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$1,900,684	$0	$0	$1,900,684
Investment companies	2,904,742	0	0	2,904,742
Short-term investments
U.S. Treasury securities	18,964	0	0	18,964
Investments measured at net asset value*				1,220,894

	4,824,390	0	0	6,045,284

Futures contracts	953	0	0	953

Total assets	$4,825,343	$0	$0	$6,046,237

Liabilities
Futures contracts	$688	$0	$0	$688

Total liabilities	$688	$0	$0	$688

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $1,220,894 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

As of August 31, 2017, each Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Dynamic Target 2025 Fund	Portfolio of investments — August 31, 2017 (unaudited)

Security name			Shares	Value
Exchange-Traded Funds : 32.12%
iShares Global Infrastructure ETF			1,374	$63,245
Schwab International Equity ETF			14,121	461,051
Schwab U.S. Aggregate Bond ETF			6,027	317,804
Schwab U.S. Broad Market ETF			18,257	1,090,308
Schwab U.S. REIT ETF			2,000	82,480

Total Exchange-Traded Funds (Cost $1,772,639)				2,014,888

Investment Companies : 67.46%

Affiliated Master Portfolios : 18.84%
Wells Fargo C&B Large Cap Value Portfolio				194,260
Wells Fargo Core Bond Portfolio				380,468
Wells Fargo Large Company Value Portfolio				195,186
Wells Fargo Real Return Portfolio				158,453
Wells Fargo Small Company Growth Portfolio				127,634
Wells Fargo Small Company Value Portfolio				126,085

				1,182,086

Bond Funds : 11.61%
Wells Fargo International Bond Fund Class R6 (l)†			14,952	158,038
Wells Fargo Short-Term Bond Fund Institutional Class (l)			32,506	285,407
Wells Fargo Strategic Income Fund Institutional Class (l)			29,748	284,985

				728,430

Stock Funds : 37.01%
Calamos Market Neutral Income Fund Class I			23,365	308,645
Wells Fargo Diversified International Fund Class R6 (l)			41,252	546,595
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)			22,139	255,037
Wells Fargo Endeavor Select Fund Institutional Class (l)			29,412	298,235
Wells Fargo Enterprise Fund Class R6 (l)†			4,077	211,576
Wells Fargo Intrinsic Value Fund Class R6 (l)			15,793	194,888
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†			18,435	297,176
Wells Fargo Special Mid Cap Value Fund Class R6 (l)			5,601	209,101

				2,321,253

Total Investment Companies (Cost $3,978,925)				4,231,769

	Yield	Maturity date	Principal
Short-Term Investments : 0.30%
U.S. Treasury Securities : 0.30%
U.S. Treasury Bill (z)#	0.92%	9-21-2017	$5,000	4,998
U.S. Treasury Bill (z)#	0.97	11-30-2017	14,000	13,966

Total Short-Term Investments (Cost $18,963)				18,964

Total investments in securities (Cost $5,770,527)	99.88%			6,265,621

Other assets and liabilities, net	0.12			7,330

Total net assets	100.00%			$6,272,951

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:
ETF	Exchange-traded fund
REIT	Real estate investment trust

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Euro STOXX 50 Index	4	12-15-2017	135,152 EUR	$162,377	$1,486	$0
Short
10-Year U.S. Treasury Notes	4	12-19-2017	506,331 USD	507,938	0	(1,607)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Investment Companies : 43.70%

Bond Funds : 11.61%
Wells Fargo International Bond Fund Class R6	15,005	797	850	14,952	$158,038
Wells Fargo Short-Term Bond Fund Institutional Class	31,304	1,931	729	32,506	285,407
Wells Fargo Strategic Income Fund Institutional Class	28,892	1,516	660	29,748	284,985

					728,430

Stock Funds : 32.09%
Wells Fargo Diversified International Fund Class R6	42,893	142	1,783	41,252	546,595
Wells Fargo Emerging Markets Equity Income Fund Class R6	22,562	292	715	22,139	255,037
Wells Fargo Endeavor Select Fund Institutional Class	30,863	109	1,560	29,412	298,235
Wells Fargo Enterprise Fund Class R6	4,149	75	147	4,077	211,576
Wells Fargo Intrinsic Value Fund Class R6	15,864	92	163	15,793	194,888
Wells Fargo Premier Large Company Growth Fund Class R6	19,115	80	760	18,435	297,176
Wells Fargo Special Mid Cap Value Fund Class R6	5,486	164	49	5,601	209,101

					2,012,608

					$2,741,038

In addition, the Fund’s ownership of affiliated Master Portfolios was as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period
Affiliated Master Portfolios : 18.84%
Wells Fargo C&B Large Cap Value Portfolio	0.05%	0.01%	$194,260
Wells Fargo Core Bond Portfolio	0.01	0.01	380,468
Wells Fargo Large Company Value Portfolio	0.26	0.12	195,186
Wells Fargo Real Return Portfolio	0.17	0.01	158,453
Wells Fargo Small Company Growth Portfolio	0.01	0.01	127,634
Wells Fargo Small Company Value Portfolio	0.06	0.06	126,085

			$1,182,086

Wells Fargo Dynamic Target 2025 Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2017 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Exchange-traded funds	$2,014,888	$0	$0	$2,014,888
Investment companies	3,049,683	0	0	3,049,683
Short-term investments
U.S. Treasury securities	18,964	0	0	18,964

Investments measured at net asset value*				1,182,086

	5,083,535	0	0	6,265,621
Futures contracts	954	0	0	954

Total assets	$5,084,489	$0	$0	$6,266,575

Liabilities
Futures contracts	$688	$0	$0	$688

Total liabilities	$688	$0	$0	$688

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $1,182,086 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

As of August 31, 2017, each Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo International Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation

Wells Fargo Dynamic Target 2030 Fund	Portfolio of investments — August 31, 2017 (unaudited)

Security name				Shares	Value
Exchange-Traded Funds : 32.84%
iShares Global Infrastructure ETF				414	$19,056
Schwab International Equity ETF				16,241	530,269
Schwab U.S. Aggregate Bond ETF				4,177	220,253
Schwab U.S. Broad Market ETF				20,917	1,249,164
Schwab U.S. REIT ETF				1,513	62,396

Total Exchange-Traded Funds (Cost $1,820,512)					2,081,138

Investment Companies : 66.77%

Affiliated Master Portfolios : 17.41%
Wells Fargo C&B Large Cap Value Portfolio					222,960
Wells Fargo Core Bond Portfolio					263,535
Wells Fargo Large Company Value Portfolio					221,958
Wells Fargo Real Return Portfolio					109,678
Wells Fargo Small Company Growth Portfolio					144,524
Wells Fargo Small Company Value Portfolio					140,598

					1,103,253

Bond Funds : 7.96%
Wells Fargo International Bond Fund Class R6 (l)†				10,353	109,426
Wells Fargo Short-Term Bond Fund Institutional Class (l)				22,527	197,787
Wells Fargo Strategic Income Fund Institutional Class (l)				20,615	197,493
					504,706

Stock Funds : 41.40%
Calamos Market Neutral Income Fund Class I				23,687	312,903
Wells Fargo Diversified International Fund Class R6 (l)				47,477	629,072
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)				25,431	292,970
Wells Fargo Endeavor Select Fund Institutional Class (l)				33,854	343,279
Wells Fargo Enterprise Fund Class R6 (l)†				4,664	242,021
Wells Fargo Intrinsic Value Fund Class R6 (l)				18,047	222,700
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†				21,240	342,388
Wells Fargo Special Mid Cap Value Fund Class R6 (l)				6,389	238,488

					2,623,821

Total Investment Companies (Cost $3,966,026)					4,231,780

		Yield	Maturity date	Principal
Short-Term Investments : 0.30%

U.S. Treasury Securities : 0.30%
U.S. Treasury Bill #(z)		0.92%	9-21-2017	$5,000	4,997
U.S. Treasury Bill #(z)		0.97	11-30-2017	14,000	13,966

Total Short-Term Investments (Cost $18,963)					18,963

Total investments in securities (Cost $5,805,501)	99.91%				6,331,881

Other assets and liabilities, net	0.09				5,728

Total net assets	100.00%				$6,337,609

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:

ETF	Exchange-traded fund
REIT	Real estate investment trust

1

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Investment companies - 44.42%
Wells Fargo Diversified International Fund Class R6	49,683	0	2,206	47,477	$629,072
Wells Fargo Emerging Markets Equity Income Fund Class R6	25,545	416	530	25,431	292,970
Wells Fargo Endeavor Select Fund Institutional Class	35,780	2	1,928	33,854	343,279
Wells Fargo Enterprise Fund Class R6	4,817	37	190	4,664	242,021
Wells Fargo International Bond Fund Class R6	10,318	709	674	10,353	109,426
Wells Fargo Intrinsic Value Fund Class R6	17,979	164	96	18,047	222,700
Wells Fargo Premier Large Company Growth Fund Class R6	22,109	0	869	21,240	342,388
Wells Fargo Short-Term Bond Fund Institutional Class	21,464	1,649	586	22,527	197,787
Wells Fargo Special Mid Cap Value Fund Class R6	6,219	201	31	6,389	238,488
Wells Fargo Strategic Income Fund Institutional Class	19,829	1,361	575	20,615	197,493

					$2,815,624

In addition, each Fund’s ownership of affiliated Master Portfolios was as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period
Affiliated Master Portfolios - 17.41%
Wells Fargo C&B Large Cap Value Portfolio	0.06%		0.01%		$222,960
Wells Fargo Core Bond Portfolio	0.00	*	0.00	*	263,535
Wells Fargo Large Company Value Portfolio	0.30		0.13		221,958
Wells Fargo Real Return Portfolio	0.12		0.01		109,678
Wells Fargo Small Company Growth Portfolio	0.01		0.01		144,524
Wells Fargo Small Company Value Portfolio	0.06		0.07		140,598

					$1,103,253

*	The amount owned is less than 0.005%.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Euro STOXX 50 Index	4	12-15-2017	135,152 EUR	$162,377	$1,486	$0
Short
10-Year U.S. Treasury Notes	4	12-19-2017	506,331 USD	507,938	0	(1,607)

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Euro STOXX 50 Index	4	12-15-2017	135,152 EUR	$162,377	$1,486	$0
Short
10-Year U.S. Treasury Notes	4	12-19-2017	506,331 USD	507,938	0	(1,607)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Investment companies - 44.42%
Bond funds - 7.96%
Wells Fargo International Bond Fund Class R6	10,318	709	674	10,353	$109,426
Wells Fargo Short-Term Bond Fund Institutional Class	21,464	1,649	586	22,527	197,787
Wells Fargo Strategic Income Fund Institutional Class	19,829	1,361	575	20,615	197,493

					504,706

Stock funds - 36.46%
Wells Fargo Diversified International Fund Class R6	49,683	0	2,206	47,477	629,072
Wells Fargo Emerging Markets Equity Income Fund Class R6	25,545	416	530	25,431	292,970
Wells Fargo Endeavor Select Fund Institutional Class	35,780	2	1,928	33,854	343,279
Wells Fargo Enterprise Fund Class R6	4,817	37	190	4,664	242,021
Wells Fargo Intrinsic Value Fund Class R6	17,979	164	96	18,047	222,700
Wells Fargo Premier Large Company Growth Fund Class R6	22,109	0	869	21,240	342,388
Wells Fargo Special Mid Cap Value Fund Class R6	6,219	201	31	6,389	238,488

					2,310,918

					$2,815,624

In addition, each Fund’s ownership of affiliated Master Portfolios was as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period
Affiliated Master Portfolios - 17.41%
Wells Fargo C&B Large Cap Value Portfolio	0.06%		0.01%		$222,960
Wells Fargo Core Bond Portfolio	0.00	*	0.00	*	263,535
Wells Fargo Large Company Value Portfolio	0.30		0.13		221,958
Wells Fargo Real Return Portfolio	0.12		0.01		109,678
Wells Fargo Small Company Growth Portfolio	0.01		0.01		144,524
Wells Fargo Small Company Value Portfolio	0.06		0.07		140,598

					$1,103,253

*	The amount owned is less than 0.005%.

Wells Fargo Dynamic Target 2030 Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2017 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds (collectively, the “Underlying Funds”) to gain exposure to the following asset classes: equity, fixed income, and alternative-style investments. The Fund’s investment strategy is to diversify the Fund’s investments among these asset classes. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Exchange-traded funds	$2,081,138	$0	$0	$2,081,138
Investment companies	3,128,527	0	0	3,128,527
Short-term investments
U.S. Treasury securities	18,963	0	0	18,963
Investments measured at net asset value*				1,103,253

	5,228,628	0	0	6,331,881

Futures contracts	953	0	0	953

Total assets	$5,229,581	$0	$0	$6,332,834

Liabilities
Futures contracts	$688	$0	$0	$688

Total liabilities	$688	$0	$0	$688

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $1,103,253 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

As of August 31, 2017, each Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Dynamic Target 2035 Fund	Portfolio of investments — August 31, 2017 (unaudited)

Security name			Shares	Value
Exchange-Traded Funds : 33.27%
Schwab International Equity ETF			17,207	$561,808
Schwab U.S. Aggregate Bond ETF			2,679	141,264
Schwab U.S. Broad Market ETF			22,187	1,325,008
Schwab U.S. REIT ETF			438	18,063

Total Exchange-Traded Funds (Cost $1,776,602)				2,046,143

Investment Companies : 66.34%

Affiliated Master Portfolios : 16.43%
Wells Fargo C&B Large Cap Value Portfolio				235,720
Wells Fargo Core Bond Portfolio				169,078
Wells Fargo Large Company Value Portfolio				234,825
Wells Fargo Real Return Portfolio				70,211
Wells Fargo Small Company Growth Portfolio				152,524
Wells Fargo Small Company Value Portfolio				148,460

				1,010,818

Bond Funds : 5.26%
Wells Fargo International Bond Fund Class R6 (l)†			6,626	70,036
Wells Fargo Short-Term Bond Fund Institutional Class (l)			14,446	126,840
Wells Fargo Strategic Income Fund Institutional Class (l)			13,222	126,667

				323,543

Stock Funds : 44.65%
Calamos Market Neutral Income Fund Class I			22,955	303,235
Wells Fargo Diversified International Fund Class R6 (l)			50,176	664,829
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)			26,918	310,090
Wells Fargo Endeavor Select Fund Institutional Class (l)			35,764	362,648
Wells Fargo Enterprise Fund Class R6 (l)†			4,934	256,009
Wells Fargo Intrinsic Value Fund Class R6 (l)			19,112	235,847
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†			22,446	361,829
Wells Fargo Special Mid Cap Value Fund Class R6 (l)			6,748	251,898

				2,746,385

Total Investment Companies (Cost $3,809,650)				4,080,746

	Yield	Maturity date	Principal
Short-Term Investments : 0.31%

U.S. Treasury Securities : 0.31%
U.S. Treasury Bill #(z)	0.92%	9-21-2017	$5,000	4,998
U.S. Treasury Bill #(z)	0.97	11-30-2017	14,000	13,966

Total Short-Term Investments (Cost $18,963)				18,964

Total investments in securities (Cost $5,605,215)	99.92%			6,145,853

Other assets and liabilities, net	0.08			4,921

Total net assets	100.00%			$6,150,774

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:

ETF	Exchange-traded fund
REIT	Real estate investment trust

1

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Investment companies - 44.98%
Wells Fargo Diversified International Fund Class R6	52,496	0	2,320	50,176	$664,829
Wells Fargo Emerging Markets Equity Income Fund Class R6	27,115	530	727	26,918	310,090
Wells Fargo Endeavor Select Fund Institutional Class	37,790	0	2,026	35,764	362,648
Wells Fargo Enterprise Fund Class R6	5,081	41	188	4,934	256,009
Wells Fargo International Bond Fund Class R6	6,631	447	452	6,626	70,036
Wells Fargo Intrinsic Value Fund Class R6	18,969	278	135	19,112	235,847
Wells Fargo Premier Large Company Growth Fund Class R6	23,349	0	903	22,446	361,829
Wells Fargo Short-Term Bond Fund Institutional Class	13,834	1,016	404	14,446	126,840
Wells Fargo Special Mid Cap Value Fund Class R6	6,581	210	43	6,748	251,898
Wells Fargo Strategic Income Fund Institutional Class	12,780	833	391	13,222	126,667

					$2,766,693

In addition, each Fund’s ownership of affiliated Master Portfolios was as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period
Wells Fargo C&B Large Cap Value Portfolio	0.06%		0.01%		$235,720
Wells Fargo Core Bond Portfolio	0.00	*	0.00	*	169,078
Wells Fargo Large Company Value Portfolio	0.32		0.14		234,825
Wells Fargo Real Return Portfolio	0.07		0.01		70,211
Wells Fargo Small Company Growth Portfolio	0.01		0.01		152,524
Wells Fargo Small Company Value Portfolio	0.07		0.07		148,460

					$1,010,818

*	The amount owned is less than 0.005%.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Euro STOXX 50 Index	4	12-15-2017	135,152 EUR	$162,377	$1,486	$0
Short
10-Year U.S. Treasury Notes	4	12-19-2017	506, 331 USD	507,938	0	(1,607)

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Euro STOXX 50 Index	4	12-15-2017	135,152 EUR	$162,377	$1,486	$0
Short
10-Year U.S. Treasury Notes	4	12-19-2017	506, 331 USD	507,938	0	(1,607)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Investment companies - 44.98%
Bond funds - 5.26%
Wells Fargo International Bond Fund Class R6	6,631	447	452	6,626	$70,036
Wells Fargo Short-Term Bond Fund Institutional Class	13,834	1,016	404	14,446	126,840
Wells Fargo Strategic Income Fund Institutional Class	12,780	833	391	13,222	126,667

					323,543

Stock funds - 39.72%
Wells Fargo Diversified International Fund Class R6	52,496	0	2,320	50,176	664,829
Wells Fargo Emerging Markets Equity Income Fund Class R6	27,115	530	727	26,918	310,090
Wells Fargo Endeavor Select Fund Institutional Class	37,790	0	2,026	35,764	362,648
Wells Fargo Enterprise Fund Class R6	5,081	41	188	4,934	256,009
Wells Fargo Intrinsic Value Fund Class R6	18,969	278	135	19,112	235,847
Wells Fargo Premier Large Company Growth Fund Class R6	23,349	0	903	22,446	361,829
Wells Fargo Special Mid Cap Value Fund Class R6	6,581	210	43	6,748	251,898

					2,443,150

					$2,766,693

In addition, each Fund’s ownership of affiliated Master Portfolios was as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period
Affiliated Master Portfolios - 16.43%
Wells Fargo C&B Large Cap Value Portfolio	0.06%		0.01%		$235,720
Wells Fargo Core Bond Portfolio	0.00	*	0.00	*	169,078
Wells Fargo Large Company Value Portfolio	0.32		0.14		234,825
Wells Fargo Real Return Portfolio	0.07		0.01		70,211
Wells Fargo Small Company Growth Portfolio	0.01		0.01		152,524
Wells Fargo Small Company Value Portfolio	0.07		0.07		148,460

					$1,010,818

*	The amount owned is less than 0.005%.

Wells Fargo Dynamic Target 2035 Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2017 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds (collectively, the “Underlying Funds”) to gain exposure to the following asset classes: equity, fixed income, and alternative-style investments. The Fund’s investment strategy is to diversify the Fund’s investments among these asset classes. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$2,046,143	$0	$0	$2,046,143
Investment companies	3,069,928	0	0	3,069,928
Short-term investments
U.S. Treasury securities	18,964	0	0	18,964
Investments measured at net asset value*				1,010,818

	5,135,035	0	0	6,145,853

Futures contracts	953	0	0	953

Total assets	$5,135,988	$0	$0	$6,146,806

Liabilities
Futures contracts	$688	$0	$0	$688

Total liabilities	$688	$0	$0	$688

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $1,010,818 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

As of August 31, 2017, each Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Dynamic Target 2040 Fund	Portfolio of investments — August 31, 2017 (unaudited)

Security name				Shares	Value
Exchange-Traded Funds : 33.64%
Schwab International Equity ETF				17,869	$583,423
Schwab U.S. Aggregate Bond ETF				1,646	86,794
Schwab U.S. Broad Market ETF				23,110	1,380,129

Total Exchange-Traded Funds (Cost $1,768,883)					2,050,346

Investment Companies : 65.54%

Affiliated Master Portfolios : 15.64%
Wells Fargo C&B Large Cap Value Portfolio					245,529
Wells Fargo Core Bond Portfolio					104,585
Wells Fargo Large Company Value Portfolio					245,202
Wells Fargo Real Return Portfolio					43,738
Wells Fargo Small Company Growth Portfolio					159,170
Wells Fargo Small Company Value Portfolio					154,878

					953,102

Bond Funds : 3.30%
Wells Fargo International Bond Fund Class R6 (l)†				4,167	44,048
Wells Fargo Short-Term Bond Fund Institutional Class (l)				8,952	78,605
Wells Fargo Strategic Income Fund Institutional Class (l)				8,195	78,510

					201,163

Stock Funds : 46.60%
Calamos Market Neutral Income Fund Class I				22,670	299,477
Wells Fargo Diversified International Fund Class R6 (l)				51,998	688,968
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)				27,898	321,389
Wells Fargo Endeavor Select Fund Institutional Class (l)				37,124	376,434
Wells Fargo Enterprise Fund Class R6 (l)†				5,147	267,065
Wells Fargo Intrinsic Value Fund Class R6 (l)				20,025	247,104
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†				23,321	375,927
Wells Fargo Special Mid Cap Value Fund Class R6 (l)				7,053	263,276

					2,839,640

Total Investment Companies (Cost $3,711,629)					3,993,905

		Yield	Maturity date	Principal
Short-Term Investments : 0.31%

U.S. Treasury Securities : 0.31%
U.S. Treasury Bill #(z)		0.92%	9-21-2017	$5,000	4,998
U.S. Treasury Bill #(z)		0.97	11-30-2017	14,000	13,966
Total Short-Term Investments (Cost $18,963)					18,964

Total investments in securities (Cost $5,499,475)	99.49%				6,063,215

Other assets and liabilities, net	0.51				31,246

Total net assets	100.00%				$6,094,461

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:
ETF	Exchange-traded fund

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Euro STOXX 50 Index	4	12-15-2017	135,152 EUR	$162,377	$1,486	$0
Short
10-Year U.S. Treasury Notes	4	12-19-2017	$506,331 USD	507,938	0	(1,607)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Investment companies - 44.98%
Bond Funds - 3.30%
Wells Fargo International Bond Fund Class R6	4,177	321	331	4,167	$44,048
Wells Fargo Short-Term Bond Fund Institutional Class	8,598	667	312	8,953	78,605
Wells Fargo Strategic Income Fund Institutional Class	5,502	318	281	5,539	78,510

					201,163

Stock Funds - 41.68%
Wells Fargo Diversified International Fund Class R6	54,840	91	2,933	51,998	688,968
Wells Fargo Emerging Markets Equity Income Fund Class R6	28,406	547	1,055	27,898	321,389
Wells Fargo Endeavor Select Fund Institutional Class	39,486	101	2,463	37,124	376,434
Wells Fargo Enterprise Fund Class R6	5,325	68	246	5,147	267,065
Wells Fargo Intrinsic Value Fund Class R6	19,914	331	220	20,025	247,104
Wells Fargo Premier Large Company Growth Fund Class R6	24,408	89	1,176	23,321	375,927
Wells Fargo Special Mid Cap Value Fund Class R6	6,909	210	66	7,053	263,276

					2,540,163

					$2,741,326

In addition, each Fund’s ownership of affiliated Master Portfolios was as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period
Affiliated Master Portfolios - 15.22%
Wells Fargo C&B Large Cap Value Portfolio	0.07%		0.01%		$245,529
Wells Fargo Core Bond Portfolio	0.00	*	0.00	*	104,585
Wells Fargo Large Company Value Portfolio	0.33		0.15		245,202
Wells Fargo Real Return Portfolio	0.05		0.00	*	43,738
Wells Fargo Small Company Growth Portfolio	0.01		0.01		159,170
Wells Fargo Small Company Value Portfolio	0.07		0.07		154,878

					$953,102

*	The amount invested is less than 0.005%.

Wells Fargo Dynamic Target 2040 Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2017 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds (collectively, the “Underlying Funds”) to gain exposure to the following asset classes: equity, fixed income, and alternative-style investments. The Fund’s investment strategy is to diversify the Fund’s investments among these asset classes. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$2,050,346	$0	$0	$2,050,346
Investment companies	3,040,803	0	0	3,040,803
Short-term investments
U.S. Treasury securities	18,964	0	0	18,964

Investments measured at net asset value*				953,102

	5,110,113	0	0	6,063,215
Futures contracts	953	0	0	953

Total assets	$5,111,066	$0	$0	$6,064,168

Liabilities
Futures contracts	$688	$0	$0	$688

Total liabilities	$688	$0	$0	$688

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $953,102 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

As of August 31, 2017, each Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Dynamic Target 2045 Fund	Portfolio of investments — August 31, 2017 (unaudited)

Security name				Shares	Value
Exchange-Traded Funds : 33.98%
Schwab International Equity ETF				18,170	$593,251
Schwab U.S. Aggregate Bond ETF				1,196	63,065
Schwab U.S. Broad Market ETF				23,494	1,403,061

Total Exchange-Traded Funds (Cost $1,775,320)					2,059,377

Investment Companies : 65.28%

Affiliated Master Portfolios : 15.29%
Wells Fargo C&B Large Cap Value Portfolio					249,404
Wells Fargo Core Bond Portfolio					76,239
Wells Fargo Large Company Value Portfolio					248,800
Wells Fargo Real Return Portfolio					31,879
Wells Fargo Small Company Growth Portfolio					162,155
Wells Fargo Small Company Value Portfolio					157,807

					926,284

Bond Funds : 2.42%
Wells Fargo International Bond Fund Class R6 (l)†				3,048	32,218
Wells Fargo Short-Term Bond Fund Institutional Class (l)				6,526	57,301
Wells Fargo Strategic Income Fund Institutional Class (l)				5,975	57,239

					146,758

Stock Funds : 47.57%
Calamos Market Neutral Income Fund Class I				22,567	298,115
Wells Fargo Diversified International Fund Class R6 (l)				52,985	702,056
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)				28,415	327,340
Wells Fargo Endeavor Select Fund Institutional Class (l)				37,827	383,564
Wells Fargo Enterprise Fund Class R6 (l)†				5,217	270,698
Wells Fargo Intrinsic Value Fund Class R6 (l)				20,329	250,859
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†				23,753	382,893
Wells Fargo Special Mid Cap Value Fund Class R6 (l)				7,153	267,022

					2,882,547

Total Investment Companies (Cost $3,674,473)					3,955,589

		Yield	Maturity date	Principal
Short-Term Investments : 0.31%

U.S. Treasury Securities : 0.31%
U.S. Treasury Bill #(z)		0.92%	9-21-2017	$5,000	4,998
U.S. Treasury Bill #(z)		0.97	11-30-2017	14,000	13,966

Total Short-Term Investments (Cost $18,963)					18,964

Total investments in securities (Cost $5,468,756)	99.57%				6,033,930

Other assets and liabilities, net	0.43				26,049

Total net assets	100.00%				$6,059,979

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:

ETF	Exchange-traded fund

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Euro STOXX 50 Index	4	12-15-2017	135,152 EUR	$162,377	$1,486	$0
Short
10-Year U.S. Treasury Notes	4	12-19-2017	506,331 USD	507,938	0	(1,607)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Investment companies - 45.07%
Bond funds - 2.42%
Wells Fargo International Bond Fund Class R6	3,087	291	330	3,048	$32,218
Wells Fargo Short-Term Bond Fund Institutional Class	6,359	509	342	6,526	57,301
Wells Fargo Strategic Income Fund Institutional Class	5,873	434	332	5,975	57,239

					146,758
Stock funds - 42.65%
Wells Fargo Diversified International Fund Class R6	55,248	5	2,268	52,985	702,056
Wells Fargo Emerging Markets Equity Income Fund Class R6	28,810	531	926	28,415	327,340
Wells Fargo Endeavor Select Fund Institutional Class	39,766	59	1,998	37,827	383,564
Wells Fargo Enterprise Fund Class R6	5,349	56	188	5,217	270,698
Wells Fargo Intrinsic Value Fund Class R6	20,087	412	170	20,329	250,859
Wells Fargo Premier Large Company Growth Fund Class R6	24,611	60	918	23,753	382,893
Wells Fargo Special Mid Cap Value Fund Class R6	6,986	223	56	7,153	267,022

					2,584,432

					$2,731,190

In addition, each Fund’s ownership of affiliated Master Portfolios was as follows:

	% of ownership,		% of ownership,		Value,
	beginning of period		end of period		end of period
Affiliated Master Portfolios - 15.29%
Wells Fargo C&B Large Cap Value Portfolio	0.07%		0.01%		$249,404
Wells Fargo Core Bond Portfolio	0.00	*	0.00	*	76,239
Wells Fargo Large Company Value Portfolio	0.34		0.15		248,800
Wells Fargo Real Return Portfolio	0.03		0.00	*	31,879
Wells Fargo Small Company Growth Portfolio	0.01		0.01		162,155
Wells Fargo Small Company Value Portfolio	0.07		0.08		157,807

					$926,284

*	The amount invested is less than 0.005%.

Wells Fargo Dynamic Target 2045 Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2017 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds (collectively, the “Underlying Funds”) to gain exposure to the following asset classes: equity, fixed income, and alternative-style investments. The Fund’s investment strategy is to diversify the Fund’s investments among these asset classes. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$2,059,377	$0	$0	$2,059,377
Investment companies	3,029,305	0	0	3,029,305
Short-term investments
U.S. Treasury securities	18,964	0	0	18,964

Investments measured at net asset value*				926,284

	5,107,646	0	0	6,033,930
Futures contracts	953	0	0	953

Total assets	$5,108,599	$0	$0	$6,034,883

Liabilities
Futures contracts	$688	$0	$0	$688

Total liabilities	$688	$0	$0	$688

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $926,284 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

As of August 31, 2017, each Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Dynamic Target 2050 Fund	Portfolio of investments — August 31, 2017 (unaudited)

Security name				Shares	Value
Exchange-Traded Funds : 34.07%
Schwab International Equity ETF				18,019	$588,320
Schwab U.S. Aggregate Bond ETF				1,119	59,005
Schwab U.S. Broad Market ETF				23,234	1,387,532

Total Exchange-Traded Funds (Cost $1,753,112)					2,034,857

Investment Companies : 65.29%

Affiliated Master Portfolios : 15.22%
Wells Fargo C&B Large Cap Value Portfolio					246,836
Wells Fargo Core Bond Portfolio					70,810
Wells Fargo Large Company Value Portfolio					246,280
Wells Fargo Real Return Portfolio					29,564
Wells Fargo Small Company Growth Portfolio					159,954
Wells Fargo Small Company Value Portfolio					155,663

					909,107

Bond Funds : 2.27%
Wells Fargo International Bond Fund Class R6 (l)†				2,790	29,492
Wells Fargo Short-Term Bond Fund Institutional Class (l)				6,050	53,121
Wells Fargo Strategic Income Fund Institutional Class (l)				5,539	53,061

					135,674

Stock Funds : 47.80%
Calamos Market Neutral Income Fund Class I				22,295	294,516
Wells Fargo Diversified International Fund Class R6 (l)				52,551	696,295
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)				28,211	324,989
Wells Fargo Endeavor Select Fund Institutional Class (l)				37,437	379,610
Wells Fargo Enterprise Fund Class R6 (l)†				5,165	267,998
Wells Fargo Intrinsic Value Fund Class R6 (l)				20,121	248,292
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†				23,479	378,483
Wells Fargo Special Mid Cap Value Fund Class R6 (l)				7,083	264,399

					2,854,582

Total Investment Companies (Cost $3,624,326)					3,899,363

		Yield	Maturity date	Principal
Short-Term Investments : 0.32%

U.S. Treasury Securities : 0.32%
U.S. Treasury Bill (z)#		0.92%	9-21-2017	$5,000	4,998
U.S. Treasury Bill (z)#		0.97	11-30-2017	14,000	13,966

Total Short-Term Investments (Cost $18,963)					18,964

Total investments in securities (Cost $5,396,401)	99.68%				5,953,184

Other assets and liabilities, net	0.32				19,400

Total net assets	100.00%				$5,972,584

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:

ETF	Exchange-traded fund

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Euro STOXX 50 Index	4	12-15-2017	135,152 EUR	$162,377	$1,486	$0
Short
10-Year U.S. Treasury Notes	4	12-19-2017	506,331 USD	507,938	0	(1,607)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Investment companies - 45.14%
Bond Funds - 2.27%
Wells Fargo International Bond Fund Class R6	2,866	193	269	2,790	29,492
Wells Fargo Short-Term Bond Fund Institutional Class	5,958	386	294	6,050	53,121
Wells Fargo Strategic Income Fund Institutional Class	5,502	318	281	5,539	53,061

					135,674

Stock Funds - 42.87%
Wells Fargo Diversified International Fund Class R6	54,555	39	2,043	52,551	$696,295
Wells Fargo Emerging Markets Equity Income Fund Class R6	28,357	676	822	28,211	324,989
Wells Fargo Endeavor Select Fund Institutional Class	39,226	99	1,888	37,437	379,610
Wells Fargo Enterprise Fund Class R6	5,289	65	189	5,165	267,998
Wells Fargo Intrinsic Value Fund Class R6	19,936	367	182	20,121	248,292
Wells Fargo Premier Large Company Growth Fund Class R6	24,291	88	900	23,479	378,483
Wells Fargo Special Mid Cap Value Fund Class R6	6,925	218	60	7,083	264,399

					2,560,066

					$2,695,740

In addition, each Fund’s ownership of affiliated Master Portfolios was as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period
Affiliated Master Portfolios - 15.22%
Wells Fargo C&B Large Cap Value Portfolio	0.07%		0.01%		$246,836
Wells Fargo Core Bond Portfolio	0.00	*	0.00	*	70,810
Wells Fargo Large Company Value Portfolio	0.33		0.15		246,280
Wells Fargo Real Return Portfolio	0.03		0.00	*	29,564
Wells Fargo Small Company Growth Portfolio	0.01		0.01		159,954
Wells Fargo Small Company Value Portfolio	0.07		0.07		155,663

					$909,107

*	The amount invested is less than 0.005%.

Wells Fargo Dynamic Target 2050 Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2017 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds (collectively, the “Underlying Funds”) to gain exposure to the following asset classes: equity, fixed income, and alternative-style investments. The Fund’s investment strategy is to diversify the Fund’s investments among these asset classes. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$2,034,857	$0	$0	$2,034,857
Investment companies	2,990,256	0	0	2,990,256
Short-term investments
Investment companies	18,964	0	0	18,964

Investments measured at net asset value*				909,107

	5,044,077	0	0	5,953,184
Futures contracts	953	0	0	953

Total assets	$5,045,030	$0	$0	$5,954,137

Liabilities
Futures contracts	$688	$0	$0	$688

Total liabilities	$688	$0	$0	$688

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $909,107 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

As of August 31, 2017, each Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo International Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Dynamic Target 2055 Fund	Portfolio of investments — August 31, 2017 (unaudited)

Security name				Shares	Value
Exchange-Traded Funds : 34.03%
Schwab International Equity ETF				17,935	$585,578
Schwab U.S. Aggregate Bond ETF				1,115	58,794
Schwab U.S. Broad Market ETF				23,175	1,384,011

Total Exchange-Traded Funds (Cost $1,747,458)					2,028,383

Investment Companies : 65.19%

Affiliated Master Portfolios : 15.22%
Wells Fargo C&B Large Cap Value Portfolio					246,377
Wells Fargo Core Bond Portfolio					70,578
Wells Fargo Large Company Value Portfolio					245,842
Wells Fargo Real Return Portfolio					29,467
Wells Fargo Small Company Growth Portfolio					159,631
Wells Fargo Small Company Value Portfolio					155,366

					907,261

Bond Funds : 2.27%
Wells Fargo International Bond Fund Class R6 (l)†				2,781	29,395
Wells Fargo Short-Term Bond Fund Institutional Class (l)				6,030	52,945
Wells Fargo Strategic Income Fund Institutional Class (l)				5,520	52,883

					135,223

Stock Funds : 47.70%
Calamos Market Neutral Income Fund Class I				22,180	293,003
Wells Fargo Diversified International Fund Class R6 (l)				52,273	692,612
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)				28,033	322,943
Wells Fargo Endeavor Select Fund Institutional Class (l)				37,304	378,265
Wells Fargo Enterprise Fund Class R6 (l)†				5,159	267,681
Wells Fargo Intrinsic Value Fund Class R6 (l)				20,058	247,511
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†				23,426	377,632
Wells Fargo Special Mid Cap Value Fund Class R6 (l)				7,065	263,745

					2,843,392

Total Investment Companies (Cost $3,612,638)					3,885,876

		Yield	Maturity date	Principal
Short-Term Investments : 0.32%

U.S. Treasury Securities : 0.32%
U.S. Treasury Bill #(z)		0.69%	9-21-2017	5,000	4,998
U.S. Treasury Bill #(z)		0.96	11-30-2017	14,000	13,966
					18,964

Total Short-Term Investments (Cost $18,963)					18,964

Total investments in securities (Cost $5,379,059)	99.54%				5,933,223

Other assets and liabilities, net	0.46				27,683

Total net assets	100.00%				$5,960,906

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
EURO STOXX 50 Index	4	12-15-2017	135,152 EUR	$162,377	$1,486	$0
Short
10-Year U.S. Treasury Note	4	12-19-2017	506,331 USD	507,938	0	(1,607)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Investment Companies : 45.06%
Bond Funds : 2.27%
Wells Fargo International Bond Fund Class R6	2,863	191	273	2,781	$29,395
Wells Fargo Short-Term Bond Fund Institutional Class	5,954	371	295	6,030	52,945
Wells Fargo Strategic Income Fund Institutional Class	5,499	296	275	5,520	52,883

					135,223

Stock Funds : 42.79%
Wells Fargo Diversified International Fund Class R6	54,716	0	2,443	52,273	692,612
Wells Fargo Emerging Markets Equity Income Fund Class R6	28,331	596	894	28,033	322,943
Wells Fargo Endeavor Select Fund Institutional Class	39,401	29	2,126	37,304	378,265
Wells Fargo Enterprise Fund Class R6	5,307	59	207	5,159	267,681
Wells Fargo Intrinsic Value Fund Class R6	19,838	377	157	20,058	247,511
Wells Fargo Premier Large Company Growth Fund Class R6	24,361	35	970	23,426	377,632
Wells Fargo Special Mid Cap Value Fund Class R6	6,890	223	48	7,065	263,745

					2,550,389

					$2,685,612

In addition, each Fund’s ownership of affiliated Master Portfolios was as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period
Affiliated Master Portfolios : 15.22%
Wells Fargo C&B Large Cap Value Portfolio	0.07%		0.00	*%	$246,377
Wells Fargo Core Bond Portfolio	0.00	*	0.00	*	70,578
Wells Fargo Large Company Value Portfolio	0.33		0.15		245,842
Wells Fargo Real Return Portfolio	0.03		0.00	*	29,467
Wells Fargo Small Company Growth Portfolio	0.01		0.00	*	159,631
Wells Fargo Small Company Value Portfolio	0.07		0.07		155,366

					$907,261

*	The amount owned is less than 0.005%.

Wells Fargo Dynamic Target 2055 Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2017 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds (collectively, the “Underlying Funds”) to gain exposure to the following asset classes: equity, fixed income, and alternative-style investments. The Fund’s investment strategy is to diversify the Fund’s investments among these asset classes. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$2,028,383	$0	$0	$2,028,383
Investment companies	2,978,615	0	0	2,978,615
Short-term investments
U.S. Treasury securities	18,964	0	0	18,964
Investments measured at net asset value*				907,261

	5,025,962	0	0	5,933,223
Futures contracts	953	0	0	953

Total assets	$5,026,915	$0	$0	$5,934,176

Liabilities
Futures contracts	$688	$0	$0	$688

Total liabilities	$688	$0	$0	$688

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $907,261 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

As of August 31, 2017, each Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Dynamic Target 2060 Fund	Portfolio of investments — August 31, 2017 (unaudited)

Security name				Shares	Value
Exchange-Traded Funds : 34.08%
Schwab International Equity ETF				17,985	$587,210
Schwab U.S. Aggregate Bond ETF				1,117	58,899
Schwab U.S. Broad Market ETF				23,237	1,387,715

Total Exchange-Traded Funds (Cost $1,752,261)					2,033,824

Investment Companies : 65.29%
Affiliated Master Portfolios : 15.24%
Wells Fargo C&B Large Cap Value Portfolio					246,963
Wells Fargo Core Bond Portfolio					70,779
Wells Fargo Large Company Value Portfolio					246,238
Wells Fargo Real Return Portfolio					29,547
Wells Fargo Small Company Growth Portfolio					159,885
Wells Fargo Small Company Value Portfolio					155,578

					908,990

Bond Funds : 2.27%
Wells Fargo International Bond Fund Class R6 (l)†				2,788	29,473
Wells Fargo Short-Term Bond Fund Institutional Class (l)				6,046	53,087
Wells Fargo Strategic Income Fund Institutional Class (l)				5,536	53,039

					135,599

Stock Funds : 47.78%
Calamos Market Neutral Income Fund Class I				22,243	293,835
Wells Fargo Diversified International Fund Class R6 (l)				52,427	694,661
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)				28,130	324,062
Wells Fargo Endeavor Select Fund Institutional Class (l)				37,412	379,353
Wells Fargo Enterprise Fund Class R6 (l)†				5,165	268,026
Wells Fargo Intrinsic Value Fund Class R6 (l)				20,112	248,179
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†				23,491	378,676
Wells Fargo Special Mid Cap Value Fund Class R6 (l)				7,079	264,256

					2,851,048

Total Investment Companies (Cost $3,622,732)					3,895,637

Short-Term Investments : 0.32%

		Yield	Maturity date	Principal
U.S. Treasury Securities : 0.32%
U.S. Treasury Bill (z)#		0.92%	9-21-2017	$5,000	4,998
U.S. Treasury Bill (z)#		0.97	11-30-2017	14,000	13,966
					18,964

Total Short-Term Investments (Cost $18,963)					18,964

Total investments in securities (Cost $5,393,956)	99.69%				5,948,425

Other assets and liabilities, net	0.31				18,280

Total net assets	100.00%				$5,966,705

(l)	The issuer of the security is an affiliated person of the Fund/Portfolio as defined in the Investment Company Act of 1940.
†	Non-income-earning security
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

The accompanying notes are an integral part of these financial statements.

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
EURO STOXX 50 Index	4	12-15-2017	135,152 EUR	$162,377	$1,486	$0
Short
10-Year U.S. Treasury Note	4	12-19-2017	506,331 USD	507,938	0	(1,607)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting sshares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period of the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Investment Companies - 45.13%
Bond Funds - 2.27%
Wells Fargo International Bond Fund Class R6	2,868	174	254	2,788	$29,473
Wells Fargo Short-Term Bond Fund Institutional Class	5,965	350	269	6,046	53,087
Wells Fargo Strategic Income Fund Institutional Class	5,508	275	247	5,536	53,039

					$135,599

Stock Funds - 42.86%
Wells Fargo Diversified International Fund Class R6	54,775	7	2,355	52,427	$694,661
Wells Fargo Emerging Markets Equity Income Fund Class R6	28,367	638	875	28,130	324,062
Wells Fargo Endeavor Select Fund Institutional Class	39,437	31	2,056	37,412	379,353
Wells Fargo Enterprise Fund Class R6	5,314	52	201	5,165	268,026
Wells Fargo Intrinsic Value Fund Class R6	19,863	407	158	20,112	248,179
Wells Fargo Premier Large Company Growth Fund Class R6	24,384	33	926	23,491	378,676
Wells Fargo Special Mid Cap Value Fund Class R6	6,900	228	49	7,079	264,256

					2,557,213

					$2,692,812

In addition, each Fund’s ownership of affiliated Master Portfolios was as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period
Affiliated Master Portfolios - 15.24%
Wells Fargo C&B Large Cap Value Portfolio	0.07%		0.01%		$246,963
Wells Fargo Core Bond Portfolio	0.00	*	0.00	*	70,779
Wells Fargo Large Company Value Portfolio	0.33		0.15		246,238
Wells Fargo Real Return Portfolio	0.03		0.00	*	29,547
Wells Fargo Small Company Growth Portfolio	0.01		0.01		159,885
Wells Fargo Small Company Value Portfolio	0.07		0.07		155,578

					$908,990

*	The amount owned is less than 0.005%.

Wells Fargo Dynamic Target 2060 Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2017 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds (collectively, the “Underlying Funds”) to gain exposure to the following asset classes: equity, fixed income, and alternative-style investments. The Fund’s investment strategy is to diversify the Fund’s investments among these asset classes. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$2,033,824	$0	$0	$2,033,824
Investment companies	2,986,647	0	0	2,986,647
Short-term investments
U.S. Treasury securities	18,964	0	0	18,964
Investments measured at net asset value*				908,990

	5,039,435	0	0	5,948,425
Futures contracts	953	0	0	953

Total assets	$5,040,388	$0	$0	$5,949,378

Liabilities
Futures contracts	$688	$0	$0	$688

Total liabilities	$688	$0	$0	$688

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $908,990 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

As of August 31, 2017, each Fund’s investment in affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Core Bond Fund	Portfolio of investments — August 31, 2017 (unaudited)

Security name		Value
Investment Companies : 100.00%

Affiliated Master Portfolios : 100.00%
Wells Fargo Core Bond Portfolio		$5,045,798,462

Total Investment Companies (Cost $4,992,257,983)		5,045,798,462

Total investments in securities (Cost $4,992,257,983)	100.00%	5,045,798,462

Other assets and liabilities, net	0.00	(15,880)

Total net assets	100.00%	$5,045,782,582

1

Wells Fargo Core Bond Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2017 (unaudited)

The Fund seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing. As of August 31, 2017, the Fund owns 93% of Wells Fargo Core Bond Portfolio, the affiliated Master Portfolio.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At August 31, 2017, the Fund’s investment in Wells Fargo Core Bond Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking total return (consisting of income and capital appreciation), was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At August 31, 2017, the affiliated Master Portfolio valued at $5,045,798,462 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Real Return Fund	Portfolio of investments — August 31, 2017 (unaudited)

Security name		Value
Investment Companies : 100.22%

Affiliated Master Portfolios : 100.22%
Wells Fargo Real Return Portfolio		$71,147,600

Total Investment Companies (Cost $69,877,293)		71,147,600

Total investments in securities (Cost $69,877,293)	100.22%	71,147,600

Other assets and liabilities, net	(0.22)	(159,327)

Total net assets	100.00%	$70,988,273

1

Wells Fargo Real Return Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2017 (unaudited)

The Fund seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing. As of August 31, 2017, the Fund owns 66% of Wells Fargo Real Return Portfolio, the affiliated Master Portfolio.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At August 31, 2017, the Fund’s investment in Wells Fargo Real Return Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking returns that exceed the rate of inflation over the long-term, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At August 31, 2017, the affiliated Master Portfolio valued at $71,147,600 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo WealthBuilder Conservative Allocation Fund	Portfolio of investments — August 31, 2017 (unaudited)

Security name			Shares	Value
Exchange-Traded Funds : 0.60%
iShares MSCI Germany ETF			25,400	$781,304
iShares MSCI Japan ETF			21,703	1,187,371
SPDR S&P 500 ETF			1,600	395,984

Total Exchange-Traded Funds (Cost $1,941,140)				2,364,659

Investment Companies : 99.75%

Affiliated Master Portfolios : 28.08%
Wells Fargo Core Bond Portfolio				93,856,951
Wells Fargo Emerging Growth Portfolio				2,968,249
Wells Fargo International Growth Portfolio				4,742,988
Wells Fargo Real Return Portfolio				5,785,733
Wells Fargo Small Company Value Portfolio				2,889,719

				110,243,640

Alternative Investment Funds : 6.59%
AQR Managed Futures Strategy Fund Class R6			446,252	3,958,252
PIMCO CommodityRealReturn Strategy Fund Institutional Class			1,604,574	10,814,826
The Arbitrage Fund Class I †			290,893	3,941,599
Voya Global Real Estate Fund Class I			362,382	7,138,934

				25,853,611

Bond Funds : 47.26%
Federated Institutional High Yield Bond Fund Class R6			986,772	9,966,395
Oppenheimer International Bond Fund Class I			3,021,183	18,096,886
PIMCO High Yield Fund Institutional Class			3,315,774	29,941,441
Wells Fargo Government Securities Fund Institutional Class (l)			5,031,642	55,348,064
Wells Fargo Short Duration Government Bond Fund Class R6 (l)			7,301,428	72,211,127

				185,563,913

Stock Funds : 17.82%
American Century Growth Fund Institutional Class			134,802	4,561,714
Calamos Market Neutral Income Fund Class I			298,391	3,941,751
DFA International Small Cap Value Portfolio Institutional Class			69,909	1,584,148
Dodge & Cox International Stock Fund			52,380	2,363,384
Invesco Growth and Income Fund Class R6			215,580	5,924,125
MFS Value Fund Class I			302,376	11,859,194
Oakmark Fund Class I †			74,152	5,939,537
Oppenheimer Developing Markets Fund Class I			28,841	1,182,772
Royce Pennsylvania Mutual Fund Institutional Class			256,662	2,951,616
T. Rowe Price Blue Chip Growth Fund Retail Class			69,595	6,392,306
T. Rowe Price International Discovery Fund			23,459	1,588,436
Templeton Institutional Foreign Equity Fund Primary Class			110,204	2,371,599
Thornburg International Value Fund Institutional Class			255,062	7,070,320
Wells Fargo Emerging Markets Equity Fund Class R6 (l)			77,385	1,969,443
Wells Fargo Endeavor Select Fund Institutional Class (l)			360,336	3,653,812
Wells Fargo Large Cap Growth Fund Class R6 (l)			70,360	3,655,899
Wells Fargo Small Cap Value Fund Class R6 †(l)			148,323	2,954,599

				69,964,655

Total Investment Companies (Cost $364,870,143)				391,625,819

Yield		Maturity date	Principal
Short-Term Investments : 0.14%

U.S. Treasury Securities : 0.14%
U.S. Treasury Bill (z)#	0.92%	9-21-2017	$198,000	197,901

1

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo WealthBuilder Conservative Allocation Fund

Security name		Yield	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Bill (z)#		0.97%	11-30-2017	$342,000	$341,162

Total Short-Term Investments (Cost $539,055)					539,063

Total investments in securities (Cost $367,350,338)	100.49%				394,529,541
Other assets and liabilities, net	(0.49)				(1,907,905)

Total net assets	100.00%				$392,621,636

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:
ETF	Exchange-traded fund
SPDR	Standard & Poor’s Depositary Receipts

2

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Euro STOXX 50 Index	119	12-15-2017	4,020,769 EUR	$4,830,730	$44,202	$0
Short
10-Year U.S. Treasury Notes	132	12-19-2017	16,696,700 USD	16,761,938	0	(65,238)

Investments in Affiliates

A summary of each Fund’s transactions in shares of affiliated Underlying Funds (excluding short-term investments and affiliated Master Portfolios) during the three months ended August 31, 2017 were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Investment Companies : 35.61%
Bond Funds : 32.49%
Wells Fargo Government Securities Fund Institutional Class	5,543,837	24,170	536,365	5,031,642	$55,348,064
Wells Fargo Short Duration Government Bond Fund Class R6	7,987,172	39,023	724,767	7,301,428	72,211,127

					127,559,191

Stock Funds : 3.12%
Wells Fargo Emerging Markets Equity Fund Class R6	89,764	302	12,681	77,385	1,969,443
Wells Fargo Endeavor Select Fund Institutional Class	410,555	1,749	51,968	360,336	3,653,812
Wells Fargo Large Cap Growth Fund Class R6	78,827	309	8,776	70,360	3,655,899
Wells Fargo Small Cap Value Fund Class R6	140,526	23,090	15,293	148,323	2,954,599

					12,233,753

Short-Term Investments: 0.00%
Investment Companies : 0.00%
Wells Fargo Government Money Market Fund Select Class	747,787	10,242,298	10,990,085	0	0

					$139,792,944

In addition, the Fund’s ownership of affiliated Master Portfolios was as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period
Affiliated Master Portfolios : 28.08%
Wells Fargo Core Bond Portfolio	2%		2%		$93,856,951
Wells Fargo Emerging Growth Portfolio	0	*	0	*	2,968,249
Wells Fargo International Growth Portfolio	4		4		4,742,988
Wells Fargo Real Return Portfolio	0		0	*	5,785,733
Wells Fargo Small Company Value Portfolio	1		1		2,889,719

					$110,243,640

*	The amount invested is less than 1%.

Wells Fargo WealthBuilder Conservative Allocation Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2017 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Exchange-traded funds	$2,364,659	$0	$0	$2,364,659
Investment companies	281,382,179	0	0	281,382,179
Short-term investments
U.S. Treasury securities	539,063	0	0	539,063
Investments measured at net asset value*				110,243,640

	284,285,901	0	0	394,529,541
Futures contracts	44,202	0	0	44,202

Total assets	$284,330,103	$0	$0	$394,573,743

Liabilities
Futures contracts	$22,688	$0	$0	$22,688

Total liabilities	$22,688	$0	$0	$22,688

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $110,243,640 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

As of August 31, 2017, each Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio.	Investment objective
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo International Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation

Wells Fargo WealthBuilder Growth Allocation Fund	Portfolio of investments — August 31, 2017 (unaudited)

Security name		Shares	Value
Exchange-Traded Funds : 2.40%
iShares MSCI Germany ETF		102,681	$3,158,468
iShares MSCI Japan ETF		87,422	4,782,858
SPDR S&P 500 ETF		6,470	1,601,260

Total Exchange-Traded Funds (Cost $7,901,854)			9,542,586

Investment Companies : 97.56%

Affiliated Master Portfolios : 15.70%
Wells Fargo Core Bond Portfolio			18,634,501
Wells Fargo Emerging Growth Portfolio			11,975,800
Wells Fargo International Growth Portfolio			19,148,922
Wells Fargo Real Return Portfolio			1,066,871
Wells Fargo Small Company Value Portfolio			11,653,029

			62,479,123

Alternative Investment Funds : 6.37%
AQR Managed Futures Strategy Fund Class R6		397,602	3,526,733
PIMCO CommodityRealReturn Strategy Fund Institutional Class		1,582,527	10,666,230
The Arbitrage Fund Class I †		293,476	3,976,594
Voya Global Real Estate Fund Class I		365,375	7,197,890

			25,367,447

Bond Funds : 7.46%
Federated Institutional High Yield Bond Fund Class R6		264,425	2,670,689
Oppenheimer International Bond Fund Class I		1,337,198	8,009,815
PIMCO High Yield Fund Institutional Class		888,147	8,019,967
Wells Fargo Government Securities Fund Institutional Class (l)		997,506	10,972,571

			29,673,042

Stock Funds : 68.03%
American Century Growth Fund Institutional Class		549,060	18,580,201
Calamos Market Neutral Income Fund Class I		301,098	3,977,504
DFA International Small Cap Value Portfolio Institutional Class		282,544	6,402,452
Dodge & Cox International Stock Fund		210,918	9,516,629
Invesco Growth and Income Fund Class R6		866,000	23,797,670
MFS Value Fund Class I		1,215,377	47,667,084
Oakmark Fund Class I †		299,544	23,993,489
Oppenheimer Developing Markets Fund Class I		117,978	4,838,272
Royce Pennsylvania Mutual Fund Institutional Class		1,033,188	11,881,665
T. Rowe Price Blue Chip Growth Fund Retail Class		282,685	25,964,604
T. Rowe Price International Discovery Fund		95,168	6,443,815
Templeton Institutional Foreign Equity Fund Primary Class		444,051	9,555,986
Thornburg International Value Fund Institutional Class		1,025,512	28,427,204
Wells Fargo Emerging Markets Equity Fund Class R6 (l)		315,298	8,024,339
Wells Fargo Endeavor Select Fund Institutional Class (l)		1,468,484	14,890,430
Wells Fargo Large Cap Growth Fund Class R6 (l)		286,261	14,874,116
Wells Fargo Small Cap Value Fund Class R6 †(l)		597,524	11,902,683

			270,738,143

Total Investment Companies (Cost $316,549,020)			388,257,755

	Yield
Short-Term Investments : 0.46%

Investment Companies : 0.18%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.92%	732,285	732,285

The accompanying notes are an integral part of these financial statements.

1

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo WealthBuilder Growth Allocation Fund

Security name		Yield	Maturity date	Principal	Value
U.S. Treasury Securities : 0.28%
U.S. Treasury Bill (z)#		0.92%	9-21-2017	$363,000	$362,819
U.S. Treasury Bill (z)#		0.97	11-30-2017	745,000	743,175

					1,105,994

Total Short-Term Investments (Cost $1,838,264)					1,838,279

Total investments in securities (Cost $326,289,138)	100.42%				399,638,620

Other assets and liabilities, net	(0.42)				(1,685,956)

Total net assets	100.00%				$397,952,664

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940. (u) The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

Abbreviations:

ETF	Exchange-traded fund
SPDR	Standard & Poor’s Depositary Receipts

2

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Euro STOXX 50 Index	244	12-15-2017	8,244,267 EUR	$9,905,026	$11,498	$0
Short
10-Year U.S. Treasury Notes	272	12-19-2017	34,410,124 USD	34,539,750	0	(129,626)

Investments in Affiliates

A summary of each Fund’s transactions in shares of affiliated Underlying Funds (excluding short-term investments and affiliated Master Portfolios) during the three months ended August 31, 2017 were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Investment companies - 15.24%
Bond Funds - 2.76%
Wells Fargo Government Securities Fund Institutional Class	1,013,631	6,874	22,999	997,506	$10,972,571

Stock Funds - 12.48%
Wells Fargo Emerging Markets Equity Fund Class R6	340,249	0	24,951	315,298	8,024,339
Wells Fargo Endeavor Select Fund Institutional Class	1,558,431	72	90,019	1,468,484	14,890,430
Wells Fargo Large Cap Growth Fund Class R6	298,893	97	12,729	286,261	14,874,116
Wells Fargo Small Cap Value Fund Class R6	527,919	83,499	13,894	597,524	11,902,683

					49,691,568

Short-Term Investments - 0.18%
Wells Fargo Government Money Market Fund Select Class	542,343	7,268,194	7,078,252	732,285	732,285

					$61,396,424

In addition, each Fund’s ownership of affiliated Master Portfolios was as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period
Affiliated Master Portfolios - 15.70%
Wells Fargo Core Bond Portfolio	0	%*	0	%*	$18,634,501
Wells Fargo Emerging Growth Portfolio	2		1		11,975,800
Wells Fargo International Growth Portfolio	14		14		19,148,922
Wells Fargo Real Return Portfolio	0		1		1,066,871
Wells Fargo Small Company Value Portfolio	16		6		11,653,029

					$62,479,123

*	The amount invested is less than 1%.

Wells Fargo WealthBuilder Growth Allocation Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2017 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$9,542,586	$0	$0	$9,542,586
Investment companies	325,778,632	0	0	325,778,632
Short-term investments
Investment companies	732,285	0	0	732,285
U.S. Treasury securities	1,105,994	0	0	1,105,994
Investments measured at net asset value*				62,479,123

	337,159,497	0	0	399,638,620
Futures contracts	90,633	0	0	90,633

Total assets	$337,250,130	$0	$0	$399,729,253

Liabilities
Futures contracts	46,750	0	0	46,750

Total liabilities	$46,750	$0	$0	$46,750

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $62,479,123 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

As of August 31, 2017, each Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo International Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo WealthBuilder Growth Balanced Fund	Portfolio of investments — August 31, 2017 (unaudited)

Security name			Shares	Value
Exchange-Traded Funds : 1.80%
iShares MSCI Germany ETF			163,768	$5,037,504
iShares MSCI Japan ETF			139,714	7,643,753
SPDR S&P 500 ETF			10,313	2,552,364

Total Exchange-Traded Funds (Cost $12,574,781)				15,233,621

Investment Companies : 98.14%

Affiliated Master Portfolios : 20.14%
Wells Fargo Core Bond Portfolio				96,605,781
Wells Fargo Emerging Growth Portfolio				19,085,299
Wells Fargo International Growth Portfolio				30,557,328
Wells Fargo Real Return Portfolio				5,642,539
Wells Fargo Small Company Value Portfolio				18,595,129

				170,486,076

Alternative Investment Funds : 6.48%
AQR Managed Futures Strategy Fund Class R6			903,601	8,014,940
PIMCO CommodityRealReturn Strategy Fund Institutional Class			3,428,606	23,108,807
The Arbitrage Fund Class I †			623,908	8,453,954
Voya Global Real Estate Fund Class I			777,402	15,314,810

				54,892,511

Bond Funds : 20.26%
Federated Institutional High Yield Bond Fund Class R6			1,350,960	13,644,700
Oppenheimer International Bond Fund Class I			6,743,764	40,395,144
PIMCO High Yield Fund Institutional Class			4,539,457	40,991,296
Wells Fargo Government Securities Fund Institutional Class (l)			6,951,168	76,462,844

				171,493,984

Stock Funds : 51.26%
American Century Growth Fund Institutional Class			871,961	29,507,172
Calamos Market Neutral Income Fund Class I			639,922	8,453,371
DFA International Small Cap Value Portfolio Institutional Class			450,552	10,209,510
Dodge & Cox International Stock Fund			336,714	15,192,535
Invesco Growth and Income Fund Class R6			1,386,285	38,095,114
MFS Value Fund Class I			1,943,903	76,239,858
Oakmark Fund Class I †			477,730	38,266,138
Oppenheimer Developing Markets Fund Class I			186,586	7,651,877
Royce Pennsylvania Mutual Fund Institutional Class			1,649,980	18,974,772
T. Rowe Price Blue Chip Growth Fund Retail Class			449,642	41,299,633
T. Rowe Price International Discovery Fund			151,186	10,236,833
Templeton Institutional Foreign Equity Fund Primary Class			709,463	15,267,645
Thornburg International Value Fund Institutional Class			1,640,489	45,474,347
Wells Fargo Emerging Markets Equity Fund Class R6 (l)			499,631	12,715,607
Wells Fargo Endeavor Select Fund Institutional Class (l)			2,330,990	23,636,235
Wells Fargo Large Cap Growth Fund Class R6 (l)			454,991	23,641,348
Wells Fargo Small Cap Value Fund Class R6 †(l)			955,717	19,037,883

				433,899,878

Total Investment Companies (Cost $703,020,836)				830,772,449

	Yield
Short-Term Investments : 0.45%

Investment Companies : 0.17%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.92%		1,464,424	1,464,424

		Maturity date	Principal
U.S. Treasury Securities : 0.28%
U.S. Treasury Bill (z)#	0.92	9-21-2017	$786,000	785,609

1

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo WealthBuilder Growth Balanced Fund

Security name		Yield	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Bill (z)#		0.97%	11-30-2017	$1,575,000	$1,571,141

					2,356,750

Total Short-Term Investments (Cost $3,821,141)					3,821,174

Total investments in securities (Cost $719,416,758)	100.39%				849,827,244
Other assets and liabilities, net	(0.39)				(3,301,730)

Total net assets	100.00%				$846,525,514

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:

ETF	Exchange-traded fund
SPDR	Standard & Poor’s Depositary Receipts

2

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Euro STOXX 50 Index	520	12-15-2017	17,569,749 EUR	$21,109,071	$193,152	$0
Short
10-Year U.S. Treasury Notes	579	12-19-2017	73,248,094 USD	73,523,953	0	(275,859)

Investments in Affiliates

A summary of each Fund’s transactions in shares of affiliated Underlying Funds (excluding short-term investments and affiliated Master Portfolios) during the three months ended August 31, 2017 were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Investment Companies : 18.37%
Bond Funds : 9.03%
Wells Fargo Government Securities Fund Institutional Class	7,182,970	32,390	264,192	6,951,168	$76,462,844
Stock Funds : 9.34%
Wells Fargo Emerging Markets Equity Fund Class R6	550,204	0	50,573	499,631	12,715,607
Wells Fargo Endeavor Select Fund Institutional Class	2,507,592	0	176,602	2,330,990	23,636,235
Wells Fargo Large Cap Growth Fund Class R6	481,204	0	26,213	454,991	23,641,348
Wells Fargo Small Cap Value Fund Class R6	853,167	134,464	31,914	955,717	19,037,883

					79,031,073

Short-Term Investments: 0.17%
Investment Companies : 0.17%
Wells Fargo Government Money Market Fund Select Class	783,016	14,792,708	14,110,300	1,464,424	1,464,424

					$156,958,341

In addition, the Fund’s ownership of affiliated Master Portfolios was as follows:

	% of ownership, beginning of period	% of ownership, end of period		Value, end of period
Affiliated Master Portfolios : 20.14%
Wells Fargo Core Bond Portfolio	2%	2%		$96,605,781
Wells Fargo Emerging Growth Portfolio	2	2		19,085,299
Wells Fargo International Growth Portfolio	23	23		30,557,328
Wells Fargo Real Return Portfolio	0	0	*	5,642,539
Wells Fargo Small Company Value Portfolio	9	9		18,595,129

				$170,486,076

*	The amount invested is less than 1%.

Wells Fargo WealthBuilder Growth Balanced Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2017 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$15,233,621	$0	$0	$15,233,621
Investment companies	660,286,373	0	0	660,286,373
Short-term investments
Investment companies	1,464,424	0	0	1,464,424
U.S. Treasury securities	2,356,750	0	0	2,356,750
Investments measured at net asset value*				170,486,076

	679,341,168	0	0	849,827,244
Futures contracts	123,900	0	0	123,900

Total assets	$679,465,068	$0	$0	$849,951,144

Liabilities
Futures contracts	$99,516	$0	$0	$99,516

Total liabilities	$99,516	$0	$0	$99,516

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $170,486,076 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

As of August 31, 2017, each Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo International Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation

Wells Fargo WealthBuilder Moderate Balanced Fund	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Shares	Value
Exchange-Traded Funds : 1.20%
iShares MSCI Germany ETF	86,180	$2,650,897
iShares MSCI Japan ETF	73,538	4,023,264
SPDR S&P 500 ETF	5,429	1,343,623

Total Exchange-Traded Funds (Cost $6,585,724)		8,017,784

Investment Companies : 98.85%

Affiliated Master Portfolios : 23.77%
Wells Fargo Core Bond Portfolio		115,660,555
Wells Fargo Emerging Growth Portfolio		10,028,847
Wells Fargo International Growth Portfolio		16,070,490
Wells Fargo Real Return Portfolio		7,130,822
Wells Fargo Small Company Value Portfolio		9,761,710

		158,652,424

Alternative Investment Funds : 6.56%
AQR Managed Futures Strategy Fund Class R6	756,906	6,713,760
PIMCO CommodityRealReturn Strategy Fund Institutional Class	2,715,348	18,301,443
The Arbitrage Fund Class I †	492,484	6,673,160
Voya Global Real Estate Fund Class I	613,867	12,093,189

		43,781,552

Bond Funds : 33.98%
Federated Institutional High Yield Bond Fund Class R6	1,397,354	14,113,279
Oppenheimer International Bond Fund Class I	4,943,500	29,611,564
PIMCO High Yield Fund Institutional Class	4,694,958	42,395,471
Wells Fargo Government Securities Fund Institutional Class (l)	6,356,492	69,921,415
Wells Fargo Short Duration Government Bond Fund Class R6 (l)	7,158,299	70,795,575

		226,837,304

Stock Funds : 34.54%
American Century Growth Fund Institutional Class	458,839	15,527,123
Calamos Market Neutral Income Fund Class I	505,114	6,672,550
DFA International Small Cap Value Portfolio Institutional Class	237,076	5,372,146
Dodge & Cox International Stock Fund	177,204	7,995,444
Invesco Growth and Income Fund Class R6	729,879	20,057,076
MFS Value Fund Class I	1,023,406	40,137,993
Oakmark Fund Class I †	251,514	20,146,296
Oppenheimer Developing Markets Fund Class I	98,071	4,021,893
Royce Pennsylvania Mutual Fund Institutional Class	866,164	9,960,885
T. Rowe Price Blue Chip Growth Fund Retail Class	236,600	21,731,670
T. Rowe Price International Discovery Fund	79,530	5,384,975
Templeton Institutional Foreign Equity Fund Primary Class	373,544	8,038,656
Thornburg International Value Fund Institutional Class	864,011	23,950,372
Wells Fargo Emerging Markets Equity Fund Class R6 (l)	262,636	6,684,075
Wells Fargo Endeavor Select Fund Institutional Class (l)	1,226,506	12,436,767
Wells Fargo Large Cap Growth Fund Class R6 (l)	239,450	12,441,830
Wells Fargo Small Cap Value Fund Class R6 †(l)	501,910	9,998,044

		230,557,795

Total Investment Companies (Cost $591,093,035)		659,829,075

The accompanying notes are an integral part of these financial statements.

1

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo WealthBuilder Moderate Balanced Fund

Security name		Yield	Shares	Value
Short-Term Investments : 0.39%

Investment Companies : 0.11%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.92%	713,020	$713,020

		Maturity date	Principal
U.S. Treasury Securities : 0.28%
U.S. Treasury Bill (z)#	0.92	9-21-2017	$653,000	652,675
U.S. Treasury Bill (z)#	0.97	11-30-2017	1,214,000	1,211,026
				1,863,701

Total Short-Term Investments (Cost $2,576,694)				2,576,721

Total investments in securities (Cost $600,255,453)	100.44%			670,423,580

Other assets and liabilities, net	(0.44)			(2,916,906)

Total net assets	100.00%			$667,506,674

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:
ETF	Exchange-traded fund
SPDR	Standard & Poor’s Depositary Receipts

2

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Euro STOXX 50 Index	411	12-15-2017	13,886,859 EUR	$16,684,285	$128,241	$0
Short
10-Year U.S. Treasury Notes	458	12-19-2017	57,940,587 USD	58,158,844	0	(218,257)

Investments in Affiliates

A summary of each Fund’s transactions in shares of affiliated Underlying Funds (excluding short-term investments and affiliated Master Portfolios) during the three months ended August 31, 2017 were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Investment companies - 27.31%
Bond Funds - 21.08%
Wells Fargo Government Securities Fund Institutional Class	6,815,930	30,139	489,577	6,356,492	$69,921,415
Wells Fargo Short Duration Government Bond Fund Class R6	7,622,046	37,508	501,255	7,158,299	70,795,575

					140,716,990

Stock Funds - 6.23%
Wells Fargo Emerging Markets Equity Fund Class R6	296,473	5	33,842	262,636	6,684,075
Wells Fargo Endeavor Select Fund Institutional Class	1,353,776	21	127,291	1,226,506	12,436,767
Wells Fargo Large Cap Growth Fund Class R6	260,017	4	20,571	239,450	12,441,830
Wells Fargo Small Cap Value Fund Class R6	463,699	73,556	35,345	501,910	9,998,044

					41,560,716

Short-Term Investments - 0.11%
Wells Fargo Government Money Market Fund Select Class	631,159	11,161,193	11,079,332	713,020	713,020

					$182,990,726

In addition, each Fund’s ownership of affiliated Master Portfolios was as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period
Affiliated Master Portfolios - 23.77%
Wells Fargo Core Bond Portfolio	2%	2%	$115,660,555
Wells Fargo Emerging Growth Portfolio	1	1	10,028,847
Wells Fargo International Growth Portfolio	12	12	16,070,490
Wells Fargo Real Return Portfolio	0	1	7,130,822
Wells Fargo Small Company Value Portfolio	5	5	9,761,710

			$158,652,424

Wells Fargo WealthBuilder Moderate Balanced Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2017 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs

(Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$8,017,784	$0	$0	$8,017,784
Investment companies	501,176,651	0	0	501,176,651
Short-term investments
Investment companies	713,020	0	0	713,020
U.S. Treasury securities	1,863,701	0	0	1,863,701
Investments measured at net asset value*				158,652,424

	511,771,156	0	0	670,423,580
Futures contracts	128,241	0	0	128,241

Total assets	$511,899,397	$0	$0	$670,551,821

Liabilities
Futures contracts	$78,719	$0	$0	$78,719

Total liabilities	$78,719	$0	$0	$78,719

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $158,652,424 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

As of August 31, 2017, each Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo International Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo WealthBuilder Equity Fund	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Shares	Value
Exchange-Traded Funds : 2.98%
iShares MSCI Germany ETF	167,807	$5,161,743
iShares MSCI Japan ETF	143,042	7,825,828
SPDR S&P 500 ETF	10,584	2,619,434

Total Exchange-Traded Funds (Cost $12,936,543)	15,607,005

Investment Companies : 96.83%

Affiliated Master Portfolios : 13.39%
Wells Fargo Emerging Growth Portfolio	19,634,912
Wells Fargo International Growth Portfolio	31,300,259
Wells Fargo Small Company Value Portfolio	19,108,745

70,043,916

Stock Funds : 83.44%
American Century Growth Fund Institutional Class	896,409	30,334,481
DFA International Small Cap Value Portfolio Institutional Class	461,552	10,458,766
Dodge & Cox International Stock Fund	345,283	15,579,190
Invesco Growth and Income Fund Class R6	1,419,841	39,017,242
MFS Value Fund Class I	1,989,921	78,044,721
Oakmark Fund Class I †	490,280	39,271,431
Oppenheimer Developing Markets Fund Class I	191,677	7,860,682
Royce Pennsylvania Mutual Fund Institutional Class	1,695,190	19,494,680
T. Rowe Price Blue Chip Growth Fund Retail Class	462,062	42,440,423
T. Rowe Price International Discovery Fund	155,069	10,499,689
Templeton Institutional Foreign Equity Fund Primary Class	727,187	15,649,055
Thornburg International Value Fund Institutional Class	1,681,865	46,621,311
Wells Fargo Emerging Markets Equity Fund Class R6 (l)	512,879	13,052,760
Wells Fargo Endeavor Select Fund Institutional Class (l)	2,396,628	24,301,810
Wells Fargo Large Cap Growth Fund Class R6 (l)	467,848	24,309,406
Wells Fargo Small Cap Value Fund Class R6 † (l)	981,176	19,545,029

436,480,676

Total Investment Companies (Cost $376,999,538)	506,524,592

Yield
Short-Term Investments : 0.40%

Investment Companies : 0.40%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.92%	2,076,750	2,076,750

Total Short-Term Investments (Cost $2,076,750)	2,076,750

Total investments in securities (Cost $392,012,831)	100.21%	524,208,347

Other assets and liabilities, net	(0.21)	(1,106,708)

Total net assets	100.00%	$523,101,639

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ETF	Exchange-traded fund
SPDR	Standard & Poor’s Depositary Receipts

1

Investments in Affiliates

A summary of each Fund’s transactions in shares of affiliated Underlying Funds (excluding short-term investments and affiliated Master Portfolios) during the three months ended August 31, 2017 were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Investment Companies - 15.54%
Stock Funds - 15.54%
Wells Fargo Emerging Markets Equity Fund Class R6	560,540	0	47,661	512,879	$13,052,760
Wells Fargo Endeavor Select Fund Institutional Class	2,564,376	0	167,748	2,396,628	24,301,810
Wells Fargo Large Cap Growth Fund Class R6	492,087	0	24,239	467,848	24,309,406
Wells Fargo Small Cap Value Fund Class R6	868,025	138,139	24,988	981,176	19,545,029

					$81,209,005

Short Term Investments - 0.40%
Wells Fargo Government Money Market Fund Select Class	2,080,791	9,618,598	9,622,639	2,076,750	$2,076,750

					$83,285,755

In addition, each Fund’s ownership of affiliated Master Portfolios was as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period
Affiliated Master Portfolios - 13.39%
Wells Fargo Emerging Growth Portfolio	3%	2%	$19,634,912
Wells Fargo International Growth Portfolio	23	24	31,300,259
Wells Fargo Small Company Value Portfolio	9	9	19,108,745

			$70,043,916

In addition, each Fund’s ownership of affiliated Master Portfolios was as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period
Wells Fargo Emerging Growth Portfolio	3%	2%	$19,634,912
Wells Fargo International Growth Portfolio	23	24	31,300,259
Wells Fargo Small Company Value Portfolio	9	9	19,108,745

			$70,043,916

Wells Fargo WealthBuilder Equity Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2017 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs    (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$15,607,005	$0	$0	$15,607,005
Investment companies	436,480,676	0	0	436,480,676
Short-term investments
Investment companies	2,076,750	0	0	2,076,750
Investments measured at net asset value*				70,043,916

Total assets	$454,164,431	$0	$0	$524,208,347

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $70,043,916 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

As of August 31, 2017, each Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo International Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen

Andrew Owen
President

Date:	October 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen

Andrew Owen
President

Date:	October 26, 2017

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	October 26, 2017

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	October 26, 2017